Nuveen California High Yield Municipal Bond Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 128.3%
	MUNICIPAL BONDS – 128.2%
	Consumer Staples – 6.3%
$27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Subordinate Series 2006A, 0.000%, 6/01/50	6/20 at 16.05	N/R	$4,324,590
1,155	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/20 at 100.00	N/R	1,132,685
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
25	5.600%, 6/01/36	6/20 at 100.00	B2	25,013
1,000	5.650%, 6/01/41	6/20 at 100.00	B2	1,000,520
1,205	5.700%, 6/01/46	6/20 at 100.00	B2	1,205,627
12,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006C, 0.000%, 6/01/46	6/20 at 18.30	N/R	2,192,000
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Turbo Series 2006B, 0.000%, 6/01/46	6/20 at 20.88	N/R	1,910,200
1,770	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	6/20 at 100.00	Ba3	1,770,708
50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/20 at 100.00	B-	50,020
20,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	6/20 at 22.95	N/R	4,388,800
14,900	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	15,085,803
18,300	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	18,314,823
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	1,501,215
33,705	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.010%, 6/01/47	6/20 at 20.85	CCC-	6,655,389
3,460	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47	6/20 at 100.00	N/R	3,038,192
25,600	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.010%, 6/01/47	6/20 at 16.70	CCC	4,230,144

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples (continued)
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
$1,000	0.000%, 6/01/36	6/20 at 41.34	N/R	$411,740
7,500	0.000%, 6/01/47	6/20 at 22.02	N/R	1,640,400
7,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005B, 0.000%, 6/01/45	6/20 at 23.42	CCC-	1,515,267
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
2,800	5.375%, 6/01/38	6/20 at 100.00	B-	2,800,140
460	5.500%, 6/01/45	6/20 at 100.00	B-	460,018
5,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	6/20 at 20.24	CCC-	934,050
196,125	Total Consumer Staples			74,587,344
	Education and Civic Organizations – 13.4%
	California Enterprise Development Authority, Charter School Revenue Bonds, Academy for Academic Excellence Project, Series 2020A:
700	5.000%, 7/01/50, 144A	7/27 at 100.00	Ba2	687,148
650	5.000%, 7/01/55, 144A	7/27 at 100.00	Ba2	629,103
5,615	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.500%, 10/01/38, 144A	10/22 at 105.00	N/R	5,802,541
	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A:
900	5.000%, 10/01/35	10/22 at 102.00	BB	910,413
500	5.250%, 10/01/45	10/22 at 102.00	BB	503,230
1,335	5.250%, 10/01/45	10/22 at 102.00	BB	1,343,624
4,255	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2017A, 5.000%, 10/01/47, 144A	10/22 at 102.00	BB	4,192,324
1,000	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Taxable Series 2019, 5.000%, 10/01/57, 144A	10/27 at 100.00	N/R	943,620
250	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A	6/26 at 100.00	BB	250,633
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
500	4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	458,640
2,200	4.500%, 11/01/46, 144A	11/26 at 100.00	N/R	2,015,486
820	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/38, 144A	6/28 at 100.00	Ba1	829,701

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
$825	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	$828,820
1,000	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	987,070
935	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	965,201
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400	5.125%, 7/01/35, 144A	7/25 at 100.00	BB+	408,312
425	5.375%, 7/01/45, 144A	7/25 at 100.00	BB+	432,055
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A:
1,400	5.000%, 10/01/34	10/22 at 102.00	BB	1,418,928
465	5.000%, 10/01/44	10/22 at 102.00	BB	461,089
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A:
1,195	5.000%, 7/01/41, 144A	7/26 at 100.00	BB	1,199,923
1,145	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,136,699
1,100	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38, 144A	7/28 at 100.00	BB	1,114,553
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	8/22 at 100.00	BB	1,341,850
2,130	5.250%, 8/01/42	8/22 at 100.00	BB	2,138,477
1,795	5.300%, 8/01/47	8/22 at 100.00	BB	1,802,144
2,245	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship EducationMultiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,418,583
	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A:
875	5.500%, 8/01/34, 144A	8/24 at 100.00	BB-	891,196
1,650	6.000%, 8/01/44, 144A	8/24 at 100.00	BB-	1,686,943
1,715	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BBB-	1,787,167
1,390	California Municipal Finance Authority, Education Revenue Bonds, Literacy First Charter Schools Project, Series 2019A, 5.000%, 12/01/49	12/29 at 100.00	BBB-	1,462,183
1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	6/20 at 100.00	N/R	1,336,535
	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
1,435	5.000%, 4/01/35	4/25 at 100.00	Ba1	1,450,225
8,640	5.000%, 4/01/41	4/25 at 100.00	Ba1	8,659,181

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$7,880	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	$7,909,708
235	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	244,184
300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32, 144A	1/22 at 100.00	N/R	303,261
3,700	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%, 1/01/45	1/25 at 100.00	N/R	3,042,177
2,000	California Municipal Finance Authority, Revenue Bonds, The Master's University & Seminary, Series 2019, 5.000%, 8/01/48	8/29 at 100.00	BB+	1,932,460
250	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB-	261,230
700	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47	6/27 at 100.00	N/R	734,433
1,075	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	1,061,068
	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017:
1,830	5.000%, 6/01/27, 144A	No Opt. Call	N/R	1,896,228
755	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	774,253
1,000	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	1,009,400
3,090	5.000%, 6/01/54, 144A	6/27 at 100.00	N/R	3,106,284
1,020	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	950,854
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48, 144A	6/27 at 100.00	N/R	995,460
1,000	California School Finance Authority Charter School Revenue Bonds, Fenton Schools - Obligated Group, Series 2020A, 5.000%, 7/01/58, 144A	7/27 at 100.00	BB+	1,000,550
305	California School Finance Authority School Facility Revenue Bonds, Green Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48, 144A	8/28 at 100.00	BBB-	323,315
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	977,910
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A:
1,045	5.000%, 8/01/40, 144A	8/25 at 100.00	BBB	1,094,408
1,100	5.000%, 8/01/45, 144A	8/25 at 100.00	BBB	1,143,560
500	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/46, 144A	8/25 at 100.00	BBB	519,540
1,100	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	963,996
1,300	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%, 6/01/52	6/26 at 100.00	N/R	1,381,822

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A:
$1,000	5.000%, 6/01/49, 144A	6/26 at 100.00	N/R	$1,006,690
1,600	5.000%, 6/01/58, 144A	6/26 at 100.00	N/R	1,603,280
	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A:
3,700	5.000%, 6/01/50, 144A	6/27 at 100.00	N/R	3,710,841
6,600	5.000%, 6/01/59, 144A	6/27 at 100.00	N/R	6,543,966
	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A:
2,520	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,493,464
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	2,825,838
805	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BB+	801,820
600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB-	613,050
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,500	4.750%, 6/01/36, 144A	6/26 at 100.00	N/R	1,473,615
1,180	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	1,154,795
675	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	694,325
915	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43, 144A	6/27 at 100.00	N/R	899,042
2,500	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46, 144A	6/25 at 100.00	N/R	2,422,225
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
950	5.125%, 6/01/47, 144A	6/26 at 100.00	N/R	935,655
1,000	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	987,780
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G:
360	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	355,536
750	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	725,198
250	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	236,880
500	California School Finance Authority, Charter School Revenue Bonds, Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47, 144A	6/27 at 100.00	Baa3	516,500
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Adams Campus Project, Series 2019A:
750	5.000%, 6/01/40, 144A	6/27 at 100.00	BB+	752,633
1,060	5.000%, 6/01/50, 144A	6/27 at 100.00	BB+	1,037,422

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A:
$1,000	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	$1,054,610
1,500	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	1,587,660
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
1,605	6.400%, 8/01/34, 144A	2/24 at 100.00	BB	1,713,530
2,040	6.750%, 8/01/44, 144A	2/24 at 100.00	BB	2,191,144
	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A:
3,710	5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	3,535,407
1,340	5.000%, 7/01/52, 144A	7/27 at 100.00	Ba2	1,262,535
	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A:
575	5.625%, 10/01/34	10/24 at 100.00	BB	600,616
1,000	5.875%, 10/01/44	10/24 at 100.00	BB	1,046,680
520	6.000%, 10/01/49	10/24 at 100.00	BB	546,796
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A:
3,000	4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	3,014,130
1,000	5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	1,044,690
1,015	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A	11/24 at 100.00	N/R	1,078,701
	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2017A:
1,000	5.000%, 7/01/37, 144A	7/21 at 105.00	BBB-	1,059,820
1,735	5.000%, 7/01/48, 144A	7/21 at 105.00	BBB-	1,808,373
600	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	637,500
250	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	BBB	268,025
1,250	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 6.650%, 7/01/33	7/23 at 100.00	BB+	1,359,038
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
625	5.250%, 7/01/31, 144A	7/26 at 100.00	BB+	652,031
1,355	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	1,454,565
975	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,039,028
1,000	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 21.035%, 11/15/49, 144A (IF) (4)	11/24 at 100.00	AA	1,704,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,940	California Statewide Communities Development Authority, School Facility Revenue Bonds, Children of Promise, Series 2015A, 6.250%, 7/01/45, 144A	7/25 at 100.00	CCC+	$1,649,000
790	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	825,195
2,745	California Statewide Community Development Authority, Revenue Bonds, Bentley School, Series 2010A, 7.000%, 7/01/40	7/20 at 101.00	N/R	2,779,752
4,015	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (4)	5/28 at 100.00	AA-	4,598,901
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 17.870%, 5/15/39, 144A (IF) (4)	5/23 at 100.00	N/R	1,820,825
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
40	5.000%, 6/01/20	No Opt. Call	C	40,000
20	5.000%, 6/01/22	6/20 at 100.00	C	19,725
10	5.000%, 6/01/23	6/20 at 100.00	C	9,850
1,005	5.000%, 6/01/24	6/20 at 100.00	C	988,669
580	5.000%, 6/01/30	6/20 at 100.00	C	568,400
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
230	5.000%, 6/01/22	6/20 at 100.00	C	226,838
125	5.000%, 6/01/30	6/20 at 100.00	C	122,500
1,580	5.000%, 6/01/36	6/20 at 100.00	C	1,548,400
157,910	Total Education and Civic Organizations			159,767,667
	Health Care – 15.6%
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,460	5.000%, 3/01/26	No Opt. Call	Ba3	1,629,462
2,765	5.000%, 3/01/31	3/26 at 100.00	Ba3	2,904,771
5,160	5.250%, 3/01/36	3/26 at 100.00	Ba3	5,300,713
6,280	5.000%, 3/01/41	3/26 at 100.00	Ba3	6,363,524
10,600	5.000%, 3/01/46	3/26 at 100.00	Ba3	10,669,642
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41 (UB) (4)	11/26 at 100.00	A+	2,164,640
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48 (UB) (4)	11/27 at 100.00	A+	2,294,060
8,750	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (UB) (4)	11/25 at 100.00	A+	9,943,500
420	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	Baa2	470,358
1,570	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/47 (UB) (4)	2/27 at 100.00	A1	1,817,479
625	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002, 17.107%, 4/01/42, 144A (IF) (4)	4/22 at 100.00	AA-	770,381
17,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (4)	11/27 at 100.00	AA-	19,249,300

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,675	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Series 2017A, 5.000%, 11/15/56 (UB) (4)	11/27 at 100.00	A+	$4,262,155
1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (4)	8/22 at 100.00	A+	1,290,650
7,800	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55 (UB) (4)	8/26 at 100.00	A+	8,853,546
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
260	17.984%, 8/15/43, 144A (IF) (4)	8/24 at 100.00	AA	373,602
695	17.711%, 8/15/51, 144A (IF) (4)	8/22 at 100.00	AA	855,990
80	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120, 21.718%, 10/01/38, 144A (IF) (4)	10/24 at 100.00	AA-	133,107
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034:
3,600	22.662%, 10/01/44, 144A (IF) (4)	10/24 at 100.00	AA-	5,915,448
795	22.578%, 10/01/44, 144A (IF) (4)	10/24 at 100.00	N/R	1,304,396
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
200	21.965%, 8/15/51, 144A (IF) (4)	8/22 at 100.00	AA-	255,258
200	21.953%, 8/15/51, 144A (IF) (4)	8/22 at 100.00	AA-	255,226
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	17.774%, 8/15/51, 144A (IF) (4)	8/22 at 100.00	AA	1,220,970
250	17.779%, 8/15/51, 144A (IF) (4)	8/22 at 100.00	AA	305,258
2,535	California Municipal Finance Authority, Revenue Bonds, Clinicas del Camino Real, Inc, Series 2020, 4.000%, 3/01/40	3/30 at 100.00	BBB	2,769,412
1,000	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A-	1,090,270
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/35	11/24 at 100.00	BBB-	214,608
1,000	5.000%, 11/01/40	11/24 at 100.00	BBB-	1,062,190
1,250	5.000%, 11/01/44	11/24 at 100.00	BBB-	1,318,513
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
4,210	5.250%, 11/01/36	11/26 at 100.00	BBB-	4,689,688
2,955	5.250%, 11/01/41	11/26 at 100.00	BBB-	3,240,039
2,270	5.250%, 11/01/47	11/26 at 100.00	BBB-	2,464,743
3,950	5.000%, 11/01/47	11/26 at 100.00	BBB-	4,233,018
1,780	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,922,525

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$5,000	California Public Finance Authority, Revenue Bonds, Verity Health System, Series 2015B, 7.250%, 6/10/20 (5)	No Opt. Call	N/R	$4,900,000
19,800	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	20,338,164
1,795	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	1,824,007
315	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/48, 144A	6/28 at 100.00	BB-	320,950
1,625	California Statewide Communities Development Authority, Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014, 5.250%, 10/01/43 – AGM Insured	10/24 at 100.00	A2	1,803,019
1,015	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	A-	1,102,980
9,000	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51 (UB) (4)	8/26 at 100.00	A+	10,291,950
1,035	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (4)	8/23 at 100.00	A-	1,073,626
2,000	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43	1/28 at 100.00	BBB+	2,099,060
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,550	5.750%, 7/01/24 (6)	6/20 at 100.00	N/R	2,986,331
2,055	5.750%, 7/01/30 (6)	6/20 at 100.00	N/R	1,728,707
2,220	5.750%, 7/01/35 (6)	6/20 at 100.00	N/R	1,867,508
9,280	5.500%, 7/01/39 (6)	6/20 at 100.00	N/R	7,806,522
185	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (6)	6/20 at 100.00	N/R	155,626
1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,073,059
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2017:
875	4.000%, 11/01/38	11/27 at 100.00	Ba1	883,251
5,925	4.000%, 11/01/47	11/27 at 100.00	Ba1	5,844,242
	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
1,085	5.000%, 11/01/36	11/26 at 100.00	Ba1	1,223,142
2,090	5.000%, 11/01/39	11/26 at 100.00	Ba1	2,340,591
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB	1,045,860
600	7.500%, 12/01/41	12/21 at 100.00	BB	610,416
2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32 (5)	6/20 at 100.00	N/R	2,139,625
1,000	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 4.000%, 1/01/42	1/28 at 100.00	Baa3	1,009,150

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$200	Washington Township Health Care District, California, Revenue Bonds, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	$223,666
175,265	Total Health Care			186,299,894
	Housing/Multifamily – 3.4%
9,460	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	9,872,078
1,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	1,041,730
2,000	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	A1	2,174,000
1,509	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	1,563,601
240	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB+	259,289
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,356,639
480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	511,704
2,375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55	2/30 at 100.00	N/R	1,948,521
2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48	11/23 at 100.00	N/R	2,166,160
3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB+	3,144,733
	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A:
890	5.000%, 7/01/37, 144A	7/27 at 100.00	Caa2	667,500
1,975	5.000%, 7/01/47, 144A	7/27 at 100.00	Caa2	1,481,250
450	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A	7/29 at 100.00	BB+	442,435
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
4,600	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	4,604,692
2,090	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	2,027,885
	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A:
740	5.000%, 5/15/39	5/22 at 100.00	A+	770,821
1,010	5.000%, 5/15/47	5/22 at 100.00	A+	1,047,915
1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	1,063,330

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,340	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Feliz and Las Casitas De Sonoma, Refunding Series 2012, 5.000%, 10/15/47	10/22 at 100.00	BBB	$1,392,086
315	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49	6/24 at 100.00	A	360,256
2,110	Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015, 5.250%, 6/01/45	6/25 at 100.00	N/R	2,126,585
435	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	6/20 at 100.00	N/R	435,291
465	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	6/20 at 100.00	N/R	357,246
40,854	Total Housing/Multifamily			40,815,747
	Industrials – 0.1%
2,830	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27 (AMT), 144A (5)	12/23 at 102.00	N/R	1,415,000
	Long-Term Care – 0.9%
3,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Refunding Series 2012A, 5.000%, 7/01/47	7/22 at 100.00	A-	3,082,563
2,575	California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360, Social Bond Series 2019A, 5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	2,665,614
3,700	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%, 11/01/44, 144A	11/24 at 100.00	N/R	3,707,030
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	A-	1,033,060
10,275	Total Long-Term Care			10,488,267
	Tax Obligation/General – 27.5%
6,050	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C, 5.400%, 8/01/42 (UB) (4)	8/35 at 100.00	AA	5,363,022
3,595	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007 Election Series 2011B, 0.000%, 8/01/43 – AGM Insured	No Opt. Call	A2	1,918,580
8,200	Anaheim Elementary School District, Orange County, California, General Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48 (UB) (4)	8/27 at 100.00	Aa3	9,193,102
10,000	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2020B, 3.000%, 8/01/50 (UB) (4)	8/30 at 100.00	AA	10,448,700
1,000	Aromas-San Juan Unified School District, San Benito, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/52 – AGM Insured (7)	8/37 at 100.00	AA	791,770
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/37 (7)	No Opt. Call	A+	1,425,212
6,925	0.000%, 5/01/42 (7)	5/40 at 100.00	A+	6,362,898
5,500	0.000%, 5/01/47 (7)	5/40 at 100.00	A+	4,980,305

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,250	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 18.217%, 10/01/44, 144A (IF) (4)	10/24 at 100.00	Aa2	$1,962,562
1,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45 (UB) (4)	3/25 at 100.00	AA-	1,726,920
5,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB) (4)	8/26 at 100.00	AA-	5,980,950
3,500	California State, General Obligation Bonds, Various Purpose Series 2020, 4.000%, 3/01/50 (UB) (4)	3/30 at 100.00	AA-	4,103,015
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
750	14.156%, 11/01/44, 144A (IF) (4)	11/24 at 100.00	Aa2	1,007,055
545	14.156%, 11/01/44, 144A (IF) (4)	11/24 at 100.00	Aa2	731,793
1,250	14.156%, 11/01/44, 144A (IF) (4)	11/24 at 100.00	Aa2	1,678,425
1,005	14.139%, 11/01/44, 144A (IF) (4)	11/24 at 100.00	Aa2	1,349,022
4,610	Central Unified School District, Fresno County, California, General Obligation Bonds, 2008 Election Series 2013B, 0.000%, 8/01/37	8/22 at 44.31	A2	1,976,076
3,800	Central Unified School District, Fresno County, California, General Obligation Bonds, 2016 Election Series 2018B, 4.000%, 8/01/48 (UB) (4)	8/26 at 100.00	Aa3	4,216,366
3,405	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2012D, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	A2	2,213,999
11,090	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40 (UB) (4)	8/26 at 100.00	AA+	12,488,560
1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Baa2	1,036,861
2,640	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46 (UB) (4)	8/26 at 100.00	Aa2	2,943,072
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B, 4.000%, 8/01/46 (UB) (4)	8/26 at 100.00	Aa3	5,570,900
8,285	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (UB) (4)	8/24 at 100.00	Aa3	8,999,416
5,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48 (UB) (4)	8/27 at 100.00	Aa3	5,605,550
4,560	Hartnell Community College District, Monterey County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/47 (UB) (4)	8/27 at 100.00	AA	5,159,686
1,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	1,018,560
1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	Baa2	1,070,040
3,795	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (7)	No Opt. Call	A1	3,797,808
2,000	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Election of 2016 Measure J, Series 2019, 4.000%, 8/01/46 (UB) (4)	8/26 at 100.00	N/R	2,213,680
6,235	Long Beach Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2008 Series 2008A, 0.010%, 6/01/30 – AGM Insured	No Opt. Call	AA	5,375,755

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$12,000	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 (UB) (4)	8/42 at 100.00	AA	$10,773,480
12,075	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2019F, 3.000%, 8/01/47 (UB) (4)	8/29 at 100.00	AA-	12,638,419
2,625	Magnolia School District, Orange County, California, General Obligation Bonds, Election 2010 Series 2011, 0.000%, 8/01/36	No Opt. Call	A+	1,722,315
10,900	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (4)	8/27 at 100.00	Aa2	12,333,459
1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.010%, 8/01/26 – FGIC Insured	No Opt. Call	Baa2	930,490
5,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (4)	8/26 at 100.00	A1	5,467,650
7,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (4)	8/29 at 100.00	AA	8,146,460
6,060	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Election of 2014, Series 2020C, 3.000%, 8/01/49 (UB) (4)	8/28 at 100.00	Aa3	6,405,481
650	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured (7)	No Opt. Call	A1	749,924
2,000	Northern Inyo County Local Hospital District, California, General Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 – AGC Insured	No Opt. Call	AA	1,128,480
9,365	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2019D, 3.000%, 8/01/43 (UB) (4)	8/29 at 100.00	Aa3	10,044,243
15,000	Oakland, California, General Obligation Bonds, Series 2020B-1, 3.000%, 1/15/50 (UB) (4)	1/30 at 100.00	AA	15,862,200
2,250	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (7)	8/37 at 100.00	AA	1,968,075
5,205	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/42	No Opt. Call	A+	2,954,098
1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	A1	987,282
5,000	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/40 (UB) (4)	8/26 at 100.00	Aa3	5,621,250
6,225	Placentia-Yorba Linda Unified School District, Orange County, California, General Obligation Bonds, Series 2011D, 0.010%, 8/01/46	No Opt. Call	AA-	3,087,102
1,500	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (5)	7/20 at 100.00	D	821,250
4,725	River Delta Unified School District, Sacramento and Solano Counties, California, General Obligation Bonds, School Facilities Improvement District 2, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	2,139,102
1,215	Rohnerville School District, Humboldt County, California, General Obligation Bonds, Election 2010, Series 2012B, 0.000%, 8/01/47 – AGM Insured	No Opt. Call	AA	562,302
3,000	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	AA	1,540,800

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$4,400	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2018 Election Series 2019C-2, 3.000%, 7/01/44 (UB) (4)	7/29 at 100.00	Aa2	$4,686,088
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (4)	7/23 at 100.00	AA-	10,711,100
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2:
1,990	0.000%, 7/01/41 (7)	7/40 at 100.00	AA-	2,257,138
15,000	0.000%, 7/01/41 (UB) (4)	7/40 at 100.00	AA-	17,013,600
1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond 2016-XF2355, 13.753%, 7/01/38, 144A (IF) (4)	7/23 at 100.00	AA-	2,576,515
5,500	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election of 2018, Series 2020B, 3.000%, 8/01/48 (UB) (4)	8/29 at 100.00	AA	5,785,945
2,500	Santa Barbara Secondary High School District, Santa Barbara County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40 (UB) (4)	No Opt. Call	AA	1,470,750
10,000	Santa Clara Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2018, Series 2019, 4.000%, 7/01/48 (UB) (4)	7/26 at 100.00	AA+	11,161,400
7,655	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (7)	No Opt. Call	A2	7,764,773
4,955	Selma Unified School District, Fresno County, California, General Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 (UB) (4)	8/30 at 100.00	AA	5,229,903
	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C:
1,500	0.000%, 8/01/41	No Opt. Call	AA-	899,865
5,730	0.000%, 8/01/46	No Opt. Call	AA-	2,702,898
13,000	0.000%, 8/01/46 (UB) (4)	No Opt. Call	AA-	6,132,230
10,000	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Election 2013 Series 2019C, 3.000%, 9/01/44 (UB) (4)	9/27 at 100.00	Aa1	10,560,800
1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – FGIC Insured	No Opt. Call	AA-	1,683,314
2,250	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured (7)	8/31 at 100.00	A2	2,506,410
	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D:
1,690	0.000%, 8/01/37	No Opt. Call	AA-	1,112,595
5,155	0.000%, 8/01/42 (UB) (4)	No Opt. Call	AA-	5,349,704
340,840	Total Tax Obligation/General			328,198,550
	Tax Obligation/Limited – 34.2%
1,000	Adelanto Community Facilities District Number 2006-2, San Bernadino County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,080,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
$330	0.010%, 9/01/28 – AGM Insured	No Opt. Call	A2	$294,027
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	A2	202,788
4,475	0.010%, 9/01/34 – AGM Insured	No Opt. Call	A2	3,328,460
1,985	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,423,841
1,030	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,101,534
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,067,840
2,590	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,817,324
	Beaumont, California, Special Tax Bonds, Community Facilities District 2016-1 Fairway Canyon, Series 2019:
300	5.000%, 9/01/44	9/25 at 103.00	N/R	331,803
400	5.000%, 9/01/49	9/25 at 103.00	N/R	440,284
	Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 17C, Series 2018:
750	5.000%, 9/01/43	9/25 at 103.00	N/R	832,290
1,115	5.000%, 9/01/48	9/25 at 103.00	N/R	1,230,514
1,035	Beaumont, California, Special Tax Bonds, Community Facilities District 93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,142,754
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38	11/25 at 100.00	N/R	2,089,297
	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA-	1,339,800
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA-	2,002,955
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA-	5,687,396
1,700	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	1,841,814
5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	3,719,520
680	California Enterprise Development Authority, Lease Revenue Bonds, Riverside County Library Facilities Project, Series 2019, 4.000%, 11/01/50	11/27 at 100.00	A+	758,384
750	California Municipal Finance Authority, Special Tax Revenue Bonds, Bold Program, Series 2020A, 4.000%, 9/01/45	9/26 at 103.00	N/R	763,320
2,000	California Statewide Communities Development Authority, Community Facilities District No 2015-01, Improvement Area No 2 University District, Special Tax Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,213,380
2,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 5.625%, 9/01/45	9/25 at 100.00	N/R	2,602,675

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$770	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	$827,411
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	1,044,940
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series 2013A:
1,000	5.000%, 9/01/33	9/23 at 100.00	N/R	1,063,610
2,000	5.125%, 9/01/42	9/23 at 100.00	N/R	2,107,100
3,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019, 5.000%, 9/01/49	9/29 at 100.00	N/R	3,160,200
5,250	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018, 5.000%, 9/01/48	9/28 at 100.00	N/R	5,810,910
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Pacific Highlands Ranch Project, Series 2019, 5.000%, 9/02/49	9/29 at 100.00	N/R	1,099,070
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,510	5.000%, 9/02/35	9/25 at 100.00	N/R	3,727,199
1,120	5.000%, 9/02/40	9/25 at 100.00	N/R	1,171,912
975	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	923,569
2,275	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%, 9/02/43	9/22 at 100.00	N/R	2,360,221
2,060	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	2,150,310
2,240	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A, 5.000%, 9/02/45	9/26 at 100.00	N/R	2,423,098
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690	5.000%, 9/02/36	9/26 at 100.00	N/R	1,873,264
3,310	5.000%, 9/02/46	9/26 at 100.00	N/R	3,603,696
480	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A, 5.000%, 9/02/46	9/27 at 100.00	N/R	508,042
375	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	411,473
1,775	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017C, 5.000%, 9/02/47	9/27 at 100.00	N/R	1,933,401
3,750	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%, 9/02/47	9/28 at 100.00	N/R	4,169,700
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2019B:
3,300	5.000%, 9/02/44	9/29 at 100.00	N/R	3,574,164
3,370	5.000%, 9/02/49	9/29 at 100.00	N/R	3,635,421

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2019C:
$725	5.000%, 9/02/44	9/29 at 100.00	N/R	$785,233
2,310	5.000%, 9/02/49	9/29 at 100.00	N/R	2,491,936
650	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007A, 4.500%, 8/01/35 – AMBAC Insured	6/20 at 100.00	Baa2	650,975
850	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007C, 4.500%, 8/01/35	6/20 at 100.00	BBB	851,020
315	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/38	9/22 at 100.00	N/R	329,027
1,540	Chino, California, Special Tax Bonds, Community Facilities District 2016-3, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,675,351
	Chula Vista, California, Special Tax Bonds, Community Facilities District 16-I Millenia Improvement Area 1, Series 2018:
1,000	5.000%, 9/01/43	9/25 at 103.00	N/R	1,107,660
1,250	5.000%, 9/01/48	9/25 at 103.00	N/R	1,376,938
320	City of Dublin, California, Community Facilities District No 2015-1, Dublin Crossing, Improvement Area No 1, Special Tax Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	356,320
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,005,250
500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	503,115
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
500	5.250%, 9/01/27 – AMBAC Insured	6/20 at 100.00	N/R	500,180
210	5.000%, 9/01/32 – AMBAC Insured	6/20 at 100.00	N/R	208,465
670	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37	9/24 at 103.00	N/R	736,940
	Corona, California, Special Tax Bonds, Community Facilities District 2018-1 Bedford, Series 2018A:
2,155	5.000%, 9/01/43	9/24 at 103.00	N/R	2,275,745
1,250	5.000%, 9/01/48	9/24 at 103.00	N/R	1,316,900
1,000	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016, 4.000%, 9/01/45	9/26 at 100.00	N/R	1,038,030
1,250	Dana Point, California, Special Tax Bonds, Community Facilities District 2006-1 Series 2014, 5.000%, 9/01/45	9/23 at 100.00	N/R	1,327,138
	Del Mar Union School District, San Diego County, California, Special Tax Bonds, Community Facilities District 99-1, Refunding Facilities Financing Series 2019:
2,400	4.000%, 9/01/44 (UB) (4)	9/29 at 100.00	AA	2,779,272
4,245	4.000%, 9/01/49 (UB) (4)	9/29 at 100.00	AA	4,887,481
1,200	Dixon, California, Special Tax Bonds, Community Facilities District 2013-1 Parklane, Series 2019, 5.000%, 9/01/49	9/26 at 103.00	N/R	1,319,604

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019:
$2,800	5.000%, 9/01/44	9/26 at 103.00	N/R	$3,089,688
4,100	5.000%, 9/01/49	9/26 at 103.00	N/R	4,508,647
250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/20 at 100.00	N/R	251,323
430	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	9/20 at 100.00	N/R	436,704
2,530	Fillmore, California, Special Tax Bonds, Community Facilities District 5, Improvement Area, Series 2015A, 5.000%, 9/01/45	9/23 at 102.00	N/R	2,693,817
	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 19 Mangini Ranch, Series 2019:
1,140	5.000%, 9/01/44	9/26 at 103.00	N/R	1,241,095
1,000	5.000%, 9/01/49	9/26 at 103.00	N/R	1,085,540
1,000	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Folsom Community Facilities District 21 White Rock Springs Ranch, Series 2019, 5.000%, 9/01/49	9/26 at 103.00	N/R	1,094,940
2,785	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,035,316
	Folsom, California, Special Tax Bonds, Community Facilities District 16 Islands at Parkshore Improvement Area 1, Series 2018:
500	4.000%, 9/01/43	6/20 at 103.00	N/R	515,195
1,545	4.000%, 9/01/48	6/20 at 103.00	N/R	1,591,798
755	Fontana, California, Special Tax Bonds, Community Facilities District 86 Etiwanda Ridge, Series 2020, 4.000%, 9/01/50	9/26 at 103.00	N/R	776,865
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
5,000	5.000%, 6/01/40 (UB) (4)	6/25 at 100.00	A+	5,738,200
2,000	5.000%, 6/01/45 (UB) (4)	6/25 at 100.00	A+	2,279,180
3,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 17.218%, 6/01/45, 144A (IF) (4)	6/25 at 100.00	Aa1	5,842,650
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	506,500
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
880	6.625%, 12/01/30	12/20 at 100.00	B+	893,297
1,175	6.875%, 12/01/40	12/20 at 100.00	B+	1,193,553
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	6/20 at 100.00	N/R	1,002,470
1,000	5.000%, 8/01/35 – AMBAC Insured	6/20 at 100.00	N/R	1,000,130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2007A:
$365	4.625%, 8/01/37 – AMBAC Insured	6/20 at 100.00	N/R	$365,018
745	4.750%, 8/01/42 – AMBAC Insured	6/20 at 100.00	N/R	745,037
150	5.000%, 8/01/42 – AMBAC Insured	6/20 at 100.00	N/R	150,008
1,035	Imperial, California, Special Tax Bonds, Community Facilities District 2005-1 Springfield, Series 2015A, 5.000%, 9/01/36	9/25 at 100.00	N/R	1,136,440
155	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	6/20 at 100.00	A	155,550
745	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	814,531
500	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39	9/24 at 100.00	N/R	543,300
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 45 Jurupoa Valley, Series 2020A:
1,000	4.000%, 9/01/42	9/27 at 103.00	N/R	1,068,630
1,375	4.000%, 9/01/49	9/27 at 103.00	N/R	1,449,071
3,380	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	3,669,869
335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37	9/22 at 100.00	N/R	349,187
	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 13-1, Series 2017:
800	4.000%, 9/01/42	9/24 at 103.00	N/R	831,176
1,000	4.000%, 9/01/47	9/24 at 103.00	N/R	1,035,600
1,220	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35	9/20 at 100.00	N/R	1,227,491
1,000	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2006-2 Improvement Area B, Series 2018, 4.000%, 9/01/48	9/24 at 100.00	N/R	1,018,870
1,000	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2006-1 Summerly Improvement Area HH, Series 2019, 5.000%, 9/01/50	9/26 at 103.00	N/R	1,080,780
2,995	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	3,123,845
2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.375%, 9/01/32	9/22 at 100.00	N/R	2,090,640
4,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	4,559,269
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
605	5.650%, 9/01/38	9/26 at 103.00	N/R	621,353
970	5.750%, 9/01/43	9/26 at 103.00	N/R	995,967

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B:
$785	5.125%, 9/01/28	9/23 at 100.00	N/R	$847,722
395	5.250%, 9/01/32	9/23 at 100.00	N/R	423,748
	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A:
925	5.000%, 9/01/39	9/24 at 100.00	N/R	1,002,793
1,815	5.000%, 9/01/43	9/24 at 100.00	N/R	1,946,860
2,615	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (7)	8/29 at 100.00	Aa3	2,859,895
1,685	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	1,540,124
1,275	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A	1,351,028
2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	Baa2	1,537,488
450	Marina Redevelopment Agency Successor Agency, California, Housing Tax Allocation Bonds, Series 2018B, 5.000%, 9/01/38	9/25 at 103.00	N/R	498,263
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2014:
500	4.125%, 9/01/39	9/20 at 103.00	N/R	515,935
500	4.250%, 9/01/44	9/20 at 103.00	N/R	515,885
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,000	5.000%, 9/01/39	9/24 at 100.00	N/R	2,144,200
500	4.250%, 9/01/44	9/24 at 100.00	N/R	514,070
1,000	5.000%, 9/01/44	9/24 at 100.00	N/R	1,061,520
1,450	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 4, Series 2019, 5.000%, 9/01/48	9/26 at 103.00	N/R	1,577,977
1,000	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2014-2, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,088,300
1,560	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2014-3, Series 2019, 5.000%, 9/01/49	9/26 at 103.00	N/R	1,680,338
	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,890	0.000%, 12/01/21 – AMBAC Insured	No Opt. Call	N/R	1,871,270
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	1,019,847
835	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33	9/24 at 100.00	N/R	911,519
970	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,068,504
1,085	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%, 9/01/44	9/25 at 103.00	N/R	1,126,707

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/20 at 100.00	N/R	$1,004,410
825	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	912,425
2,500	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refunding Series 2014, 5.000%, 9/02/36 – BAM Insured	9/24 at 100.00	AA	2,913,700
1,250	Oceanside, California, Special Tax Bonds, Community Facilities District 2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38	9/25 at 102.00	N/R	1,387,625
1,200	Ontario, California, Special Tax Bonds, Community Facilities District 28 New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,308,972
1,170	Ontario, California, Special Tax Bonds, Community Facilities District 30 New Haven Facilities - Area B, Series 2017, 4.000%, 9/01/48	9/24 at 103.00	N/R	1,208,867
3,530	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/20 at 100.00	N/R	3,548,744
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
100	5.000%, 9/01/21	9/20 at 100.00	N/R	100,220
285	5.300%, 9/01/32	9/20 at 100.00	N/R	285,428
740	5.450%, 9/01/32	9/20 at 100.00	N/R	741,399
1,095	5.500%, 9/01/36	9/20 at 100.00	N/R	1,096,292
1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	AA-	1,038,022
1,120	Palmdale, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2005, 6.750%, 9/01/35	9/20 at 100.00	N/R	1,121,434
975	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	1,057,290
1,060	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-1, Meritage Homes, Refunding Series 2014B, 5.000%, 9/01/38	9/23 at 100.00	N/R	1,123,547
	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A	2,703,947
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	2,209,600
1,265	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA+	1,405,187
40,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 0.000%, 7/01/46	7/28 at 41.38	N/R	10,385,200
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53	7/28 at 100.00	N/R	1,951,040
10,605	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	10,207,312

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015:
$1,200	5.000%, 9/01/40	9/25 at 100.00	N/R	$1,305,900
1,250	5.000%, 9/01/45	9/25 at 100.00	N/R	1,347,175
1,190	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2018, 4.000%, 9/01/42	9/24 at 103.00	N/R	1,233,280
3,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	6/20 at 100.00	N/R	3,005,910
	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2018-1 Grantline 208, Series 2019:
410	5.000%, 9/01/44	9/26 at 103.00	N/R	443,960
530	5.000%, 9/01/49	9/26 at 103.00	N/R	571,738
500	Rancho Mirage, California, Special Tax Bonds, Community Facilities District 4A Del Webb Project, Series 2019A, 5.000%, 9/01/44	9/25 at 103.00	N/R	554,290
	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A	1,520,234
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A	1,026,635
1,185	Rio Vista, California, Special Tax Bonds, Community Facilities District 2018-1 Liberty Community, Series 2018-1, 5.000%, 9/01/48	9/25 at 103.00	N/R	1,308,370
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 18.119%, 11/01/45, 144A (IF) (4)	11/25 at 100.00	AA-	2,234,450
1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	A1	1,221,340
2,115	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	N/R	2,345,556
870	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	909,803
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	693,970
3,410	5.000%, 9/01/42	9/22 at 100.00	N/R	3,549,571
	Riverside County, California, Special Tax Bonds, Community Facilities District 07-2 Clinton Keith, Series 2017:
1,000	5.000%, 9/01/42	9/27 at 100.00	N/R	1,115,670
535	5.000%, 9/01/45	9/27 at 100.00	N/R	592,807
1,065	Riverside, California, Special Tax Bonds, Community Facilities District 2015-1 Orangecrest Grove, Series 2020A, 4.000%, 9/01/49	9/27 at 103.00	N/R	1,109,240
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.010%, 9/01/34 – NPFG Insured	No Opt. Call	Baa2	735,512
1,155	0.010%, 9/01/35 – NPFG Insured	No Opt. Call	Baa2	812,404

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$840	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	$919,220
935	Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999, 0.000%, 8/01/33	No Opt. Call	Baa2	702,185
3,775	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	3,990,288
1,120	Romoland School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2017, 5.000%, 9/01/44	9/27 at 100.00	N/R	1,244,858
820	Romoland School District, California, Special Tax Bonds, Community Facilities District 91-1, Series 2017, 5.000%, 9/01/41	9/27 at 100.00	N/R	915,350
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	1,281,657
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,104,230
2,785	5.500%, 9/01/46	9/26 at 100.00	N/R	3,098,145
	Roseville, California, Special Tax Bonds, Community Facilities District 1 SVSP Westpark-Federico, Series 2019:
500	5.000%, 9/01/44	9/26 at 103.00	N/R	529,195
700	5.000%, 9/01/49	9/26 at 103.00	N/R	738,479
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,100	5.000%, 9/01/34	9/24 at 100.00	N/R	1,200,914
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,029,516
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,493,933
5,500	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	6,064,465
230	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	243,600
1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100, 18.112%, 12/01/33, 144A (IF) (4)	No Opt. Call	AA-	3,997,544
	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	Baa2	3,235,123
4,435	0.000%, 12/01/32 – FGIC Insured	No Opt. Call	Baa2	3,200,917
1,950	Sacramento County, California, Special Tax Bonds, Community Facilities District 2016-2 Florin Vineyard 1, Series 2018, 4.000%, 9/01/48	9/25 at 103.00	N/R	2,025,367
315	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/20 at 100.00	N/R	317,322
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 7, Series 2017-01:
710	5.000%, 9/01/37, 144A	9/24 at 103.00	N/R	784,245
1,900	5.000%, 9/01/47, 144A	9/24 at 103.00	N/R	2,070,962

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$428	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 12/31/26	No Opt. Call	N/R	$149,800
455	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	456,588
550	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	597,157
14,815	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44 (UB) (4)	7/27 at 100.00	AA+	15,483,156
935	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	982,610
1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A-	1,366,350
22,610	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	7,265,497
1,000	San Jacinto Unified School District, California, Community Facilities District 2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46	9/20 at 103.00	N/R	966,800
250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	Baa2	281,653
1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	1,095,020
5,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	AA	5,696,100
1,335	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43	9/24 at 103.00	N/R	1,461,985
	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	1,746,245
500	5.500%, 9/01/33	9/22 at 100.00	N/R	529,285
4,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	4,183,920
2,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public Improvements-East, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,146,520
1,055	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,095,269
400	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%, 9/01/44	9/20 at 103.00	N/R	412,528

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Tracy, California, Special Tax Bonds, Community Facilities District 2016-1 Tracy Hills, Improvement Area 1, Series 2019:
$1,285	5.000%, 9/01/44	9/25 at 103.00	N/R	$1,386,759
1,875	5.000%, 9/01/49	9/25 at 103.00	N/R	2,019,394
	Tracy, California, Special Tax Bonds, Community Facilities District 2016-2 ECFD, Improvement Area 1, Series 2019:
825	5.000%, 9/01/44	9/26 at 103.00	N/R	893,335
1,235	5.000%, 9/01/49	9/26 at 103.00	N/R	1,332,256
605	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/37	9/25 at 100.00	A-	700,390
700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	739,921
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C, 5.000%, 10/01/39	10/24 at 100.00	N/R	874,650
100	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	Caa2	93,862
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Caa3	1,867,600
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
3,500	6.625%, 10/01/29	6/20 at 100.00	Caa3	3,063,375
1,800	6.750%, 10/01/37	6/20 at 100.00	Caa3	1,575,162
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	649,002
	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	372,358
785	5.250%, 9/01/45	9/25 at 100.00	N/R	825,663
3,655	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	3,966,881
2,805	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40	9/26 at 100.00	N/R	3,003,257
7,760	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	8,385,456
2,155	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (4)	8/27 at 100.00	AA	2,405,907
500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A+	523,470
1,445	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017, 5.000%, 9/01/47	9/26 at 100.00	N/R	1,567,290
1,990	Woodland, California, Special Tax Bonds, Community Facilities District 2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%, 9/01/45	9/26 at 100.00	N/R	2,036,327

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (5)	6/20 at 100.00	N/R	$118,900
436,865	Total Tax Obligation/Limited			407,179,753
	Transportation – 13.5%
4,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49 (UB) (4)	4/27 at 100.00	A1	4,393,880
7,465	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (4)	10/29 at 100.00	A1	7,689,622
14,255	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	BB-	13,717,872
5,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	6/20 at 105.00	N/R	4,265,000
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BBB-	3,391,470
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
6,255	0.010%, 1/15/33	No Opt. Call	Baa2	4,056,680
3,000	0.010%, 1/15/35 – AGM Insured	No Opt. Call	BBB	1,937,790
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	BBB	2,961,800
1,775	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	BBB	1,971,120
1,030	5.750%, 1/15/46	1/24 at 100.00	Baa2	1,138,819
6,095	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Series 2013B-2, 0.000%, 1/15/53 – AGM Insured (UB) (4)	7/29 at 100.00	A2	6,414,195
8,505	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%, 1/15/53	7/27 at 100.00	Baa2	9,050,851
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
745	6.250%, 10/01/34 (AMT)	10/23 at 100.00	Baa2	766,203
500	6.125%, 10/01/43 – AGM Insured (AMT)	10/23 at 100.00	A2	548,475
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
250	5.000%, 7/01/36 (AMT)	7/28 at 100.00	Baa2	271,415
400	5.000%, 7/01/37 (AMT)	7/28 at 100.00	Baa2	432,628
23,890	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (AMT) (UB) (4)	5/26 at 100.00	AA-	26,822,259
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT) (UB) (4)	5/28 at 100.00	AA-	11,518,300
13,800	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 4.000%, 5/15/49 (AMT) (UB) (4)	5/29 at 100.00	AA-	14,655,048
5,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 4.000%, 7/01/44 (AMT) (UB) (4)	7/29 at 100.00	A	5,367,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$7,590	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT) (UB) (4)	5/29 at 100.00	A+	$8,859,276
20,460	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50 (AMT) (UB) (4)	5/29 at 100.00	N/R	21,943,145
1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust 2015-XF1032, 16.964%, 5/01/44, 144A (IF) (4)	5/24 at 100.00	Aa2	1,943,553
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/49	1/25 at 100.00	BBB-	2,127,820
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
2,250	5.000%, 1/15/44	1/25 at 100.00	BBB	2,411,572
1,650	5.000%, 1/15/50	1/25 at 100.00	BBB	1,762,645
50	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.010%, 1/15/31 – NPFG Insured	No Opt. Call	Baa2	35,209
155,255	Total Transportation			160,454,347
	U.S. Guaranteed – 1.9% (8)
2,320	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA	1,789,532
625	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	655,500
85	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R	86,066
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2	753,420
1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,041,010
1,245	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	6/20 at 100.00	N/R	1,294,339
1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	B+	1,114,880
990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	1,089,485
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010:
1,000	5.250%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB-	1,004,040
1,000	5.500%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB-	1,004,240

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (8) (continued)
	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
$2,530	0.000%, 8/01/23 (Pre-refunded 8/01/22)	8/22 at 93.78	A2	$2,352,622
1,600	0.000%, 8/01/25 (Pre-refunded 8/01/22)	8/22 at 82.01	A2	1,301,200
1,050	0.000%, 8/01/28 (Pre-refunded 8/01/22)	8/22 at 66.37	A2	691,036
2,430	0.000%, 8/01/33 (Pre-refunded 8/01/22)	8/22 at 45.44	A2	1,095,007
1,650	0.010%, 8/01/35 (Pre-refunded 8/01/22)	8/22 at 38.78	A2	634,573
1,550	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	1,679,177
500	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011, 5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	514,250
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	356,779
500	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R	510,300
250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2	280,038
1,250	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40 (Pre-refunded 10/01/23)	10/23 at 100.00	A3	1,496,750
530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	557,592
1,300	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+	1,418,508
500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	549,630
26,025	Total U.S. Guaranteed			23,269,974
	Utilities – 6.4%
25	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/28	No Opt. Call	A-	32,020
700	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.693%, 11/15/26	No Opt. Call	A-	672,742
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A:
7,565	5.000%, 7/01/42 (UB) (4)	1/27 at 100.00	AA-	9,173,924
25,000	5.000%, 7/01/47 (UB) (4)	1/27 at 100.00	AA	30,137,250
50	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	BBB+	74,987
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (5)	7/20 at 100.00	D	4,820,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$25	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 3.926%, 7/01/30 (5)	6/20 at 100.00	D	$15,313
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
1,000	3.957%, 7/01/21 (5)	7/20 at 100.00	D	617,500
1,030	3.844%, 7/01/21 (5)	7/20 at 100.00	D	614,137
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
1,415	3.941%, 7/01/29 (5)	7/22 at 100.00	D	866,687
3,385	3.957%, 7/01/42 (5)	7/22 at 100.00	D	2,090,237
2,925	3.961%, 7/01/42 (5)	7/22 at 100.00	D	1,806,187
85	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/20 (5)	No Opt. Call	D	52,913
1,950	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/32 (5)	6/20 at 100.00	D	1,204,125
1,140	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	1,124,781
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
500	3.978%, 7/01/24 (5)	7/20 at 100.00	D	310,000
3,000	3.978%, 7/01/27 (5)	7/20 at 100.00	D	1,860,000
1,020	3.978%, 7/01/31 (5)	7/20 at 100.00	D	632,400
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
135	3.957%, 7/01/24 (5)	7/20 at 100.00	D	83,363
200	3.941%, 7/01/27 (5)	7/20 at 100.00	D	122,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
1,445	3.926%, 7/01/25 (5)	7/20 at 100.00	D	885,062
95	3.978%, 7/01/26 (5)	7/20 at 100.00	D	58,900
1,000	3.978%, 7/01/35 (5)	6/20 at 100.00	D	620,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
165	3.957%, 7/01/21 (5)	7/20 at 100.00	D	101,888
1,695	3.957%, 7/01/22 (5)	7/20 at 100.00	D	1,046,662
275	3.978%, 7/01/25 (5)	7/20 at 100.00	D	170,500
1,000	3.978%, 7/01/26 (5)	7/20 at 100.00	D	620,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
220	4.143%, 7/01/30 (5)	7/23 at 100.00	D	138,875
4,430	4.102%, 7/01/36 (5)	7/23 at 100.00	D	2,779,825
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
915	3.988%, 7/01/24 (5)	6/20 at 100.00	D	568,444
1,000	3.978%, 7/01/33 (5)	6/20 at 100.00	D	620,000
295	5.500%, 7/01/38 (5)	6/20 at 100.00	D	183,638
2,380	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.036%, 7/01/30 (5)	7/20 at 100.00	D	1,425,025

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (5)	6/20 at 100.00	D	$1,185,000
	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
1,000	5.000%, 11/01/29	No Opt. Call	BBB+	1,244,890
720	5.000%, 11/01/33	No Opt. Call	BBB+	912,017
5,550	1.930%, 11/01/38	No Opt. Call	BBB+	5,114,658
2,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	1,997,960
115	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/22	6/20 at 100.00	Caa3	110,662
85,450	Total Utilities			76,095,072
	Water and Sewer – 5.0%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
200	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	206,086
5,000	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	5,128,850
2,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	6/20 at 100.00	N/R	2,003,600
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33	7/23 at 100.00	BBB-	525,870
1,000	5.500%, 7/01/43	7/23 at 100.00	BBB-	1,053,360
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	BBB-	534,695
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (4)	1/27 at 100.00	Aa2	2,253,700
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 21.673%, 7/01/44, 144A (IF) (4)	7/24 at 100.00	AA+	3,536,100
4,980	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	5,953,789
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
2,535	6.000%, 7/01/38	6/20 at 100.00	CC	2,573,025
7,335	6.000%, 7/01/44	6/20 at 100.00	CC	7,445,025
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,000	5.250%, 7/01/24	7/22 at 100.00	CC	1,033,750
10,100	5.000%, 7/01/33	7/22 at 100.00	CC	10,049,500
2,800	5.750%, 7/01/37	7/22 at 100.00	CC	2,842,000
9,000	5.250%, 7/01/42	7/22 at 100.00	CC	8,910,000
2,000	6.000%, 7/01/47	7/22 at 100.00	CC	2,035,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	San Joaquin County, California, Revenue Bonds, CSA County Service Area 31, Refunding Series 2018A:
$1,250	5.000%, 8/01/38	8/28 at 100.00	N/R	$1,463,088
1,500	5.000%, 8/01/42	8/28 at 100.00	N/R	1,742,130
55,700	Total Water and Sewer			59,289,568
$1,683,394	Total Municipal Bonds (cost $1,469,437,113)			1,527,861,183

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
94,060	American Airlines Group Inc., (9)	$987,630
	Total Common Stocks (cost $2,851,418)	987,630
	Total Long-Term Investments (cost $1,472,288,531)	1,528,848,813
	Floating Rate Obligations – (29.6)%	(352,514,000)
	Other Assets Less Liabilities – 1.3% (10)	15,018,059
	Net Assets – 100%	$1,191,352,872
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(637)	8/20	$(88,301,250)	$(88,582,813)	$(281,562)	$(258,781)
U.S. Treasury 5-Year Note	Short	(494)	8/20	(61,941,825)	(62,058,750)	(116,926)	(111,922)
Total				$(150,243,075)	$(150,641,563)	$(398,488)	$(370,703)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,513,316,489	$14,544,694	$1,527,861,183
Common Stocks	987,630	—	—	987,630
Investments in Derivatives:
Futures Contracts*	(398,488)	—	—	(398,488)
Total	$589,142	$1,513,316,489	$14,544,694	$1,528,450,325

*	Represents net unrealized appreciation (depreciation).
The following is a reconciliation of Nuveen California High Yield Municipal Bond Fund’s Level 3 investments held at the beginning and end of the measurement period:
Level 3
Municipal Bonds
Balance at the beginning of period	$2,481,598
Gains (losses):
Net realized gains (losses)	–
Change in net unrealized appreciation (depreciation)	(494,100)
Purchases at cost	–
Sales at proceeds	–
Net discounts (premiums)	1,950
Transfers into	–
Transfers (out of)	–
Balance at the end of period	$1,989,448
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$(494,100)

As of the measurement date, Municipal Bonds categorized as Level 3 are fair valued utilizing a recovery estimate based on non-public information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen California Municipal Bond Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.9%
	MUNICIPAL BONDS – 98.9%
	Consumer Staples – 2.4%
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
$2,480	5.600%, 6/01/36	6/20 at 100.00	B2	$2,481,290
3,500	5.650%, 6/01/41	6/20 at 100.00	B2	3,501,820
2,315	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38	6/20 at 100.00	B-	2,315,926
25,520	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	25,684,859
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,835	5.375%, 6/01/38	6/20 at 100.00	B-	9,835,492
1,855	5.500%, 6/01/45	6/20 at 100.00	B-	1,855,074
45,505	Total Consumer Staples			45,674,461
	Education and Civic Organizations – 4.1%
5,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/40	4/25 at 100.00	A2	5,513,650
3,915	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	AA	4,666,328
7,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2007, 5.000%, 3/15/39	No Opt. Call	AAA	10,648,260
3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Refunding Series 2015, 5.000%, 11/01/36	11/25 at 100.00	A2	3,363,600
	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016:
250	5.000%, 2/01/30	2/26 at 100.00	A+	290,018
250	5.000%, 2/01/31	2/26 at 100.00	A+	288,713
1,500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33	8/23 at 100.00	BB	1,632,975
4,250	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 5.250%, 8/01/42	8/22 at 100.00	BB	4,266,915
1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship EducationMultiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	1,213,492
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
695	6.750%, 10/01/28	6/20 at 100.00	N/R	696,056
1,500	7.000%, 10/01/39	6/20 at 100.00	N/R	1,501,725

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$625	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22, 144A	No Opt. Call	N/R	$628,906
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,109,531
1,245	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	BBB-	1,313,923
1,040	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40, 144A	8/25 at 100.00	BBB	1,089,171
500	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/46, 144A	8/25 at 100.00	BBB	519,540
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
410	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	401,242
500	5.000%, 6/01/51, 144A	6/26 at 100.00	N/R	484,685
375	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	385,736
285	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36, 144A	6/25 at 100.00	N/R	283,139
500	California School Finance Authority, Charter School Revenue Bonds, Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47, 144A	6/27 at 100.00	Baa3	516,500
750	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	783,518
830	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	867,035
5,235	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52	7/25 at 101.00	BBB	5,542,033
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013:
2,000	6.900%, 7/01/43	7/23 at 100.00	BB+	2,163,440
4,040	7.000%, 7/01/48	7/23 at 100.00	BB+	4,375,643
500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	6/20 at 100.00	Aa3	501,375
2,650	California State University, Systemwide Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/35	11/25 at 100.00	Aa2	3,197,198
1,115	San Diego County, California, Limited Revenue Obligations, Sanford Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%, 11/01/28	11/25 at 100.00	A1	1,366,957
14,740	University of California, General Revenue Bonds, Series 2018AZ, 5.000%, 5/15/48	5/28 at 100.00	AA	18,181,200
67,100	Total Education and Civic Organizations			77,792,504
	Financials – 0.0%
7	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond, 0.000%, 8/01/47	No Opt. Call	N/R	1,917

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 8.6%
$2,430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43	8/25 at 100.00	A+	$2,755,523
13,140	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	A+	15,194,570
10,065	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A+	11,544,857
10,845	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	A+	12,393,883
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A:
1,500	5.000%, 11/15/35	11/27 at 100.00	A+	1,758,675
14,805	5.000%, 11/15/48	11/27 at 100.00	A+	16,981,779
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	6/20 at 100.00	BBB+	3,009,240
455	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32	11/25 at 100.00	Aa3	532,546
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	11/22 at 100.00	BBB+	1,072,680
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
3,000	5.000%, 8/15/42	8/27 at 100.00	BBB+	3,359,700
3,000	5.000%, 8/15/47	8/27 at 100.00	BBB+	3,318,480
3,940	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	4,418,631
830	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	920,802
1,825	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	2,059,768
6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	AA	6,285,420
250	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	279,245
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,810	5.250%, 11/01/36	11/26 at 100.00	BBB-	2,016,231
10,310	5.250%, 11/01/47	11/26 at 100.00	BBB-	11,194,495
5,000	5.000%, 11/01/47	11/26 at 100.00	BBB-	5,358,250
2,000	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	2,160,140
2,500	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/46	10/26 at 100.00	A-	2,737,725

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
$5,295	5.250%, 12/01/34	12/24 at 100.00	BB	$5,530,786
6,000	5.250%, 12/01/44	12/24 at 100.00	BB	6,170,160
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,400	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	2,464,128
5,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	5,103,150
9,250	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	9,399,480
8,400	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB	8,620,920
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
1,305	5.000%, 3/01/35	3/26 at 100.00	A+	1,503,491
1,000	5.000%, 3/01/45	3/26 at 100.00	A+	1,124,400
25	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	27,995
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
100	5.000%, 8/15/46	8/26 at 100.00	A+	114,771
235	5.000%, 8/15/51	8/26 at 100.00	A+	268,734
500	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A, 5.500%, 8/15/23	6/20 at 100.00	AA-	501,880
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,000	5.750%, 7/01/24 (4)	6/20 at 100.00	N/R	1,682,440
2,380	5.750%, 7/01/30 (4)	6/20 at 100.00	N/R	2,002,104
155	5.750%, 7/01/35 (4)	6/20 at 100.00	N/R	130,389
2,240	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (4)	6/20 at 100.00	N/R	1,884,333
3,110	Kaweah Delta Health Care District, California, Revenue Bonds, Series 2015B, 5.000%, 6/01/40	6/25 at 100.00	A3	3,480,868
1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	B+	1,356,373
1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,599,466
1,630	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB+	1,771,940
151,645	Total Health Care			164,090,448
	Housing/Multifamily – 3.2%
12,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	12,522,720

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$3,375	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	$3,515,839
21,320	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	22,183,034
11,757	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	12,014,607
1,583	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	1,640,499
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
170	5.250%, 8/15/39	8/24 at 100.00	BBB+	185,201
455	5.250%, 8/15/49	8/24 at 100.00	BBB+	491,568
1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,652,585
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	1,066,050
3,670	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (AMT)	6/20 at 100.00	N/R	3,671,835
1,425	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	1,542,691
1,245	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	6/20 at 100.00	N/R	1,246,905
525	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (AMT)	6/20 at 100.00	N/R	525,987
60,105	Total Housing/Multifamily			62,259,521
	Long-Term Care – 0.1%
1,275	California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc, Refunding Series 2015, 5.000%, 7/01/44	7/25 at 100.00	AA	1,460,742
	Tax Obligation/General – 20.2%
1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	947,770
4,475	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Election 2014 Series 2019C, 3.000%, 8/01/42	8/27 at 100.00	AA	4,651,852
4,000	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2013A, 6.000%, 8/01/39	8/23 at 100.00	A1	4,601,400
2,585	Anaheim Union High School District, Orange County, California, General Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40	8/27 at 100.00	AAA	2,695,664
8,310	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42	2/27 at 100.00	AA	10,122,328
5,570	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (5)	5/40 at 100.00	Aa3	5,117,883

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$3,565	California State, General Obligation Bonds, Refunding Various Purpose Series 2016, 5.000%, 9/01/32	9/26 at 100.00	Aa2	$4,405,912
1,205	California State, General Obligation Bonds, Various Purpose Refunding Series 2014, 5.000%, 8/01/33	8/24 at 100.00	Aa2	1,404,102
21,830	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/33	2/25 at 100.00	Aa2	25,776,864
6,725	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 5.000%, 9/01/34	9/26 at 100.00	Aa2	8,259,309
	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	5.250%, 3/01/30	6/20 at 100.00	Aa2	5,018,000
4,000	5.250%, 11/01/40	11/20 at 100.00	Aa2	4,073,880
2,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	Aa2	2,123,300
	California State, General Obligation Bonds, Various Purpose Series 2013:
5,860	5.000%, 2/01/38	2/23 at 100.00	Aa2	6,441,312
1,430	5.000%, 2/01/43	2/23 at 100.00	Aa2	1,567,509
	California State, General Obligation Bonds, Various Purpose Series 2014:
1,940	5.000%, 10/01/37	10/24 at 100.00	Aa2	2,248,460
2,470	5.000%, 5/01/44	5/24 at 100.00	Aa2	2,790,260
	California State, General Obligation Bonds, Various Purpose Series 2015:
3,000	5.000%, 3/01/45	3/25 at 100.00	Aa2	3,453,840
3,000	5.000%, 8/01/45	8/25 at 100.00	Aa2	3,490,740
4,375	California State, General Obligation Bonds, Various Purpose Series 2016, 5.000%, 9/01/46	9/26 at 100.00	Aa2	5,244,181
7,200	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	Aa2	8,612,568
18,340	California State, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 10/01/47	4/26 at 100.00	Aa2	21,739,869
5,230	California State, General Obligation Bonds, Various Purpose Series 2018 Bid Group A/B, 5.000%, 10/01/48	10/28 at 100.00	Aa2	6,542,991
	California State, General Obligation Bonds, Various Purpose Series 2019:
3,725	5.000%, 4/01/30	4/29 at 100.00	Aa2	4,968,703
6,580	5.000%, 4/01/32	4/29 at 100.00	Aa2	8,652,897
5,000	5.000%, 4/01/33	4/29 at 100.00	Aa2	6,530,950
5,000	5.000%, 4/01/45	4/29 at 100.00	Aa2	6,322,550
5,895	California State, General Obligation Bonds, Various Purpose Series 2020, 4.000%, 3/01/50	3/30 at 100.00	Aa2	6,910,649
2,880	Claremont Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2018, 5.000%, 8/01/48	8/28 at 100.00	Aa2	3,555,706
2,500	Coast Community College District, Orange County, California, General Obligation Bonds, Election of 2012, Series 2019F, 3.000%, 8/01/38	2/29 at 100.00	AA+	2,685,050

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2012:
$11,200	0.000%, 8/01/40	8/22 at 36.36	Aa3	$4,009,376
19,700	0.000%, 8/01/41	8/22 at 34.18	Aa3	6,627,080
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	Baa2	356,653
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	Baa2	401,884
7,000	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47	8/27 at 100.00	AAA	7,920,570
25	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A, 6.250%, 8/01/20 – NPFG Insured	No Opt. Call	AA-	25,245
30	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	6/20 at 100.00	Aa2	30,114
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%, 7/01/38	1/28 at 100.00	AA+	6,181,200
100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	110,806
5,000	Manhattan Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Measure EE Series 2018A, 4.000%, 9/01/46	9/28 at 100.00	Aa1	5,781,100
	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A:
7,400	5.000%, 8/01/44	8/29 at 100.00	Aa1	9,386,530
2,600	4.000%, 8/01/49	8/29 at 100.00	Aa1	3,025,828
4,000	Ontario-Montclair School District, San Bernardino County, California, General Obligation Bonds, Election of 2016, Series 2019B, 4.000%, 8/01/48	8/27 at 100.00	Aa2	4,524,160
2,745	Palomar Community College District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2017D, 4.000%, 8/01/46	8/27 at 100.00	AA	3,107,697
9,440	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (5)	2/33 at 100.00	Aa3	11,812,178
7,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2019, 5.000%, 9/01/47 – AGM Insured	9/28 at 100.00	AA	8,667,050
7,345	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Election of 2014, Series 2018C, 5.000%, 8/01/47	8/26 at 100.00	AAA	8,856,748
5,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Election 2015 Series 2018, 5.250%, 8/01/44	8/28 at 100.00	AAA	6,292,150
1,935	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/42	8/27 at 100.00	Aa3	2,386,726
5,000	San Bernardino Community College District, California, General Obligation Bonds, Election 2018 Series 2019A, 4.000%, 8/01/49	8/27 at 100.00	Aa1	5,674,250
2,000	San Diego Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AAA	2,441,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$12,695	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2017A-1, 5.000%, 8/01/47	8/27 at 100.00	AAA	$15,338,988
	San Jose, California, General Obligation Bonds, Disaster Preparedness, Public Safety & Infrastructure, Series 2019A-1:
10,000	5.000%, 9/01/45	3/29 at 100.00	AA+	12,551,200
15,820	5.000%, 9/01/47	3/29 at 100.00	AA+	19,826,890
15,400	5.000%, 9/01/49	3/29 at 100.00	AA+	19,253,696
1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 – AGC Insured (5)	8/28 at 100.00	AA	1,466,769
10,280	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	12,745,966
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2018A, 5.000%, 8/01/43	8/28 at 100.00	AA+	6,211,950
1,740	Sonoma County Junior College District, California, General Obligation Bonds, Election 2014 Series 2019B, 3.000%, 8/01/41	8/29 at 100.00	AA	1,852,404
2,345	Temecula Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2012 Series 2018C, 5.250%, 8/01/44	2/26 at 100.00	Aa3	2,836,817
2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	2,562,040
645	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40	8/24 at 100.00	A1	721,671
1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	AA-	1,343,210
5,100	Whittier City School District, Los Angeles County, California, General Obligation Bonds, 2012 Election Series 2018C, 5.250%, 8/01/46	8/27 at 100.00	Aa3	6,254,385
3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	3,632,195
1,700	Yosemite Community College District, California, General Obligation Bonds, Refunding Series 2015, 5.000%, 8/01/32	8/25 at 100.00	Aa2	2,041,105
346,735	Total Tax Obligation/General			387,215,070
	Tax Obligation/Limited – 16.9%
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	1,047,050
995	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,100,012
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	6/20 at 100.00	N/R	1,664,169
1,910	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	6/20 at 100.00	AA	1,916,112
2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	1,809,945

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019:
$1,800	5.000%, 8/01/33	8/29 at 100.00	AA	$2,304,288
650	5.000%, 8/01/34	8/29 at 100.00	AA	827,931
2,395	5.000%, 8/01/36	8/29 at 100.00	AA	3,022,562
1,100	5.000%, 8/01/37	8/29 at 100.00	AA	1,383,382
1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	6/20 at 100.00	AA+	1,967,115
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	Aa3	2,278,020
	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
5,120	5.000%, 10/01/32	10/24 at 100.00	Aa3	5,967,053
2,600	5.000%, 10/01/33	10/24 at 100.00	Aa3	3,021,746
3,820	5.000%, 10/01/34	10/24 at 100.00	Aa3	4,402,130
2,000	5.000%, 10/01/39	10/24 at 100.00	Aa3	2,283,100
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	3/23 at 100.00	Aa3	1,111,010
735	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	696,229
	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013:
1,915	5.500%, 9/01/27	9/23 at 100.00	AA-	2,174,904
2,165	5.500%, 9/01/29	9/23 at 100.00	AA-	2,447,099
1,520	5.500%, 9/01/30	9/23 at 100.00	AA-	1,712,949
660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	663,465
1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	8/20 at 100.00	N/R	1,432,595
3,200	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/39	9/26 at 103.00	N/R	3,590,528
1,500	Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/38 – BAM Insured	9/25 at 100.00	AA	1,797,165
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
38,300	5.000%, 6/01/40	6/25 at 100.00	Aa3	43,954,612
22,330	5.000%, 6/01/45	6/25 at 100.00	Aa3	25,447,045

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$7,500	5.000%, 11/15/28	11/25 at 100.00	BB	$7,977,375
6,375	5.000%, 11/15/29	11/25 at 100.00	BB	6,767,572
3,725	5.000%, 11/15/39	11/25 at 100.00	BB	3,889,794
1,660	Highland, California, Special Tax Bonds, Community Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	A	1,765,460
1,000	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33	9/23 at 100.00	N/R	1,084,190
605	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	669,475
740	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 06-1, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	747,274
1,090	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	1,185,255
	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
500	5.000%, 9/01/39	9/24 at 100.00	N/R	543,300
750	5.000%, 9/01/44	9/24 at 100.00	N/R	808,132
2,660	Irwindale Community Redevelopment Agency, California, Tax Allocation Bonds, City Industrial Development Project, Refunding Series 2006, 5.250%, 7/15/21 – AGM Insured	No Opt. Call	AA	2,770,656
3,260	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014, 5.000%, 9/01/43	9/24 at 100.00	N/R	3,498,176
150	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	A+	169,671
790	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	847,299
1,620	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,762,155
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
1,000	6.000%, 9/01/38	9/23 at 100.00	N/R	1,096,800
1,750	6.000%, 9/01/43	9/23 at 100.00	N/R	1,918,717
1,870	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Area Sheriff's Facilities Projects, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	6/20 at 100.00	AA	1,876,208
1,120	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Fire Protection Facilities Project, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	6/20 at 100.00	AA	1,123,718
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,093,350
1,875	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	AAA	2,274,150

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A:
$15,075	5.000%, 7/01/39	7/27 at 100.00	AAA	$18,553,405
5,075	5.000%, 7/01/42	7/27 at 100.00	AAA	6,209,009
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-1:
8,000	5.000%, 12/01/44	12/29 at 100.00	AA+	9,760,480
3,495	5.000%, 12/01/49	12/29 at 100.00	AA+	4,240,344
	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
435	5.000%, 9/01/23	No Opt. Call	N/R	487,731
760	5.000%, 9/01/33 – BAM Insured	9/25 at 100.00	AA	872,168
1,600	5.000%, 9/01/35 – BAM Insured	9/25 at 100.00	AA	1,826,688
115	5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	130,944
1,455	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28	9/24 at 100.00	BBB+	1,664,767
	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Subordinated Series 2015-TE:
3,250	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	3,773,542
3,215	5.000%, 9/01/36 – AGM Insured	9/25 at 100.00	AA	3,722,906
255	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	279,480
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
2,650	5.250%, 9/01/30	9/23 at 100.00	N/R	2,890,461
2,370	5.750%, 9/01/39	9/23 at 100.00	N/R	2,570,028
405	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	440,344
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,940	0.000%, 7/01/33	7/28 at 86.06	N/R	4,167,054
6,112	4.500%, 7/01/34	7/25 at 100.00	N/R	6,182,227
672	4.550%, 7/01/40	7/28 at 100.00	N/R	666,127
35,191	5.000%, 7/01/58	7/28 at 100.00	N/R	35,305,723
	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600	5.000%, 9/01/30	9/24 at 100.00	AA+	1,851,648
2,800	5.000%, 9/01/31	9/24 at 100.00	AA+	3,228,708
2,400	5.000%, 9/01/32	9/24 at 100.00	AA+	2,756,688
600	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/20 at 100.00	N/R	605,430

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	$108,184
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/28	9/25 at 100.00	N/R	1,150,080
1,000	5.000%, 9/01/29	9/25 at 100.00	N/R	1,145,370
1,000	5.000%, 9/01/30	9/25 at 100.00	N/R	1,136,900
6,960	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AA	8,470,042
2,000	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2020, 4.000%, 10/01/47	10/30 at 100.00	AA	2,328,680
325	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	AA-	331,835
95	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	AAA	96,998
200	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	218,764
2,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44	7/27 at 100.00	AA+	2,090,200
420	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	441,386
1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA	2,024,618
5,255	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	AA+	5,330,462
180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	187,682
2,235	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43	9/25 at 103.00	N/R	2,411,096
105	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	109,735
	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
500	5.000%, 9/01/35	9/25 at 100.00	A-	581,635
395	5.000%, 9/01/37	9/25 at 100.00	A-	457,280
	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
50	5.000%, 9/01/40	9/25 at 100.00	N/R	54,665
100	5.000%, 9/01/45	9/25 at 100.00	N/R	107,624
25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	6/20 at 100.00	Baa2	25,482

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, California, Vista Redevelopment Project, Series 2011:
$7,600	6.000%, 9/01/33	9/21 at 100.00	AA-	$7,961,684
7,920	6.125%, 9/01/37	9/21 at 100.00	AA-	8,287,646
1,540	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/45	11/21 at 100.00	A+	1,609,916
294,950	Total Tax Obligation/Limited			322,744,809
	Transportation – 15.3%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
2,000	5.000%, 10/01/34	10/26 at 100.00	BBB+	2,176,040
2,570	5.000%, 10/01/37	10/26 at 100.00	BBB+	2,775,626
50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	55,098
8,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44	4/29 at 100.00	AA-	9,682,880
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
4,750	5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	5,157,170
8,595	4.000%, 12/31/47 (AMT)	6/28 at 100.00	A2	8,597,321
4,075	5.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB-	4,407,642
2,095	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	BB-	2,016,060
3,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BBB+	4,269,170
8,335	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 5.750%, 1/15/46	1/24 at 100.00	A-	9,215,593
	Long Beach, California, Harbor Revenue Bonds, Series 2015D:
1,000	5.000%, 5/15/33	5/25 at 100.00	AA	1,177,970
2,785	5.000%, 5/15/34	5/25 at 100.00	AA	3,274,770
5,120	Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%, 5/15/44	5/29 at 100.00	Aa2	6,343,782
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2019A:
1,700	5.000%, 5/15/36 (AMT)	5/29 at 100.00	AA-	2,029,392
4,800	5.000%, 5/15/37 (AMT)	5/29 at 100.00	AA-	5,710,032
1,325	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2018B, 5.000%, 5/15/32 (AMT)	5/28 at 100.00	AA	1,589,192
3,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/35 (AMT)	5/25 at 100.00	AA	3,553,021

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E:
$250	5.000%, 5/15/32	5/25 at 100.00	AA	$290,998
600	5.000%, 5/15/33	5/25 at 100.00	AA	697,464
1,305	5.000%, 5/15/35	5/25 at 100.00	AA	1,512,260
355	5.000%, 5/15/41	5/25 at 100.00	AA	406,649
2,255	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT)	5/26 at 100.00	AA-	2,518,903
15,650	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A, 5.000%, 5/15/47 (AMT)	5/27 at 100.00	AA-	17,741,935
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A:
10,800	5.000%, 5/15/44 (AMT)	5/28 at 100.00	AA-	12,439,764
6,995	5.250%, 5/15/48 (AMT)	5/28 at 100.00	AA-	8,175,546
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C:
1,935	5.000%, 5/15/36 (AMT)	11/27 at 100.00	AA-	2,257,197
1,800	5.000%, 5/15/38 (AMT)	11/27 at 100.00	AA-	2,087,766
12,665	5.000%, 5/15/44 (AMT)	11/27 at 100.00	AA-	14,506,871
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D:
3,585	5.000%, 5/15/32 (AMT)	11/28 at 100.00	AA-	4,325,302
1,025	5.000%, 5/15/34 (AMT)	11/28 at 100.00	AA-	1,224,260
2,000	5.000%, 5/15/35 (AMT)	11/28 at 100.00	AA-	2,378,280
2,500	5.000%, 5/15/36 (AMT)	11/28 at 100.00	AA-	2,960,150
2,765	5.000%, 5/15/39 (AMT)	11/28 at 100.00	AA-	3,244,313
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F:
5,675	5.000%, 5/15/34 (AMT)	5/29 at 100.00	AA-	6,836,672
5,000	5.000%, 5/15/36 (AMT)	5/29 at 100.00	AA-	5,968,800
	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A:
3,500	5.750%, 6/01/44	6/23 at 100.00	A	3,748,990
8,250	5.750%, 6/01/48	6/23 at 100.00	A	8,824,777
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A:
4,500	5.000%, 7/01/44	7/29 at 100.00	A+	5,406,435
3,500	5.000%, 7/01/49	7/29 at 100.00	A+	4,178,405
5,340	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	A+	6,224,571
2,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A+	2,693,967

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$6,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A+	$7,504,770
13,070	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A+	14,613,175
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A:
10,000	5.250%, 5/01/42 (AMT)	5/27 at 100.00	A+	11,564,700
10,955	5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	12,368,085
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
5,000	5.250%, 5/01/48 (AMT)	5/28 at 100.00	A+	5,828,800
5,000	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A+	5,729,550
5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48	5/28 at 100.00	A+	5,943,250
12,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A+	14,590,375
9,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50 (AMT)	5/29 at 100.00	A+	10,773,306
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
4,000	5.250%, 1/15/44	1/25 at 100.00	BBB+	4,267,880
6,000	5.250%, 1/15/49	1/25 at 100.00	BBB+	6,383,460
255,990	Total Transportation			292,248,385
	U.S. Guaranteed – 5.2% (6)
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A:
1,810	7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	1,899,450
2,000	7.250%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	2,102,560
2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 36.61	AA-	971,926
2,025	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31 (Pre-refunded 11/15/20)	11/20 at 100.00	AA	2,076,394
1,390	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R	1,407,431
	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2012D:
3,000	5.000%, 9/01/33 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	3,326,280
4,000	5.000%, 9/01/34 (Pre-refunded 9/01/22)	9/22 at 100.00	A+	4,435,040
2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R	2,114,880
1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	B+	1,822,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 6.800%, 8/01/39 (Pre-refunded 8/01/27) – AGM Insured	8/27 at 100.00	AA	$702,945
1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 52.75	AA+	898,893
1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	1,166,519
8,415	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/53 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	10,143,778
2,550	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 (AMT) (ETM)	No Opt. Call	BBB+	2,542,146
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
2,040	5.250%, 1/01/27 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	2,099,629
515	5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	529,678
1,260	5.200%, 1/01/34 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,296,464
4,125	5.250%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	4,245,574
275	5.250%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	283,038
4,580	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	4,713,873
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	670,631
3,455	7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A	3,725,665
10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 24.49	Aaa	2,434,900
3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1	3,708,701
4,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2011, 0.000%, 9/01/38 (Pre-refunded 9/01/21) – AGM Insured	9/21 at 27.77	AA	1,105,440
1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	1,117,074
1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R	1,300,235
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E:
2,950	6.250%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R	3,008,823
480	6.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R	489,888
6,470	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+	7,445,870
3,125	Rosemead School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	3,676,156
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 6.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	Aa2	2,462,920

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	$1,235,813
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	83,458
105	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	109,538
3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35 (Pre-refunded 8/01/20)	8/20 at 100.00	AA-	3,530,135
1,000	San Lorenzo Unified School District, Alameda County, California, General Obligation Bonds, Election of 2008 Series 2011B, 6.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A+	1,067,630
2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	2,244,924
3,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A	3,645,495
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	535,730
1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	1,286,495
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	1,109,685
240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	262,222
3,040	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+	3,140,502
1,395	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39 (Pre-refunded 8/01/24)	8/24 at 100.00	Aa1	1,669,299
320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	344,762
105,780	Total U.S. Guaranteed			100,190,889
	Utilities – 9.9%
2,750	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Refunding Series 2006D, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	2,845,700
10,725	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	11,098,230
1,985	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014D, 5.000%, 7/01/44	7/24 at 100.00	Aa2	2,286,561

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016A:
$3,300	5.000%, 7/01/40	1/26 at 100.00	Aa2	$3,944,193
6,445	5.000%, 7/01/46	1/26 at 100.00	Aa2	7,627,013
4,165	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/37	1/26 at 100.00	Aa2	5,012,827
29,905	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	Aa2	36,265,196
40,800	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	Aa2	49,784,160
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	Aa2	8,755,460
15,435	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D, 5.000%, 7/01/38	7/28 at 100.00	Aa2	19,546,112
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A:
8,000	5.000%, 7/01/45	1/29 at 100.00	Aa2	10,049,920
5,000	5.250%, 7/01/49	1/29 at 100.00	Aa2	6,365,500
9,555	5.000%, 7/01/49	1/29 at 100.00	Aa2	11,958,083
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019C, 5.000%, 7/01/49	7/29 at 100.00	AA-	6,324,900
500	Northern California Energy Authority, California, Commodity Supply Revenue Bonds, Series 2018A, 4.000%, 7/01/49 (Mandatory Put 7/01/24)	No Opt. Call	A	546,325
5,645	Riverside, California, Electric Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/48	4/29 at 100.00	AA-	7,104,063
156,210	Total Utilities			189,514,243
	Water and Sewer – 13.0%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
8,500	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	BBB	8,758,655
21,560	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	22,115,601
3,565	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	BBB	3,941,607
290	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	6/20 at 100.00	AA	291,090
530	Compton, California, Sewer Revenue Bonds, Refunding Series 1998, 5.375%, 9/01/23 – NPFG Insured	6/20 at 100.00	Baa2	532,056
9,315	Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/49	10/29 at 100.00	AA+	11,768,850
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A:
8,750	5.000%, 6/01/42	6/27 at 100.00	AAA	10,639,913
8,300	5.000%, 6/01/45	6/27 at 100.00	AAA	10,040,593

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$15,265	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2019A, 5.000%, 6/01/44	6/29 at 100.00	AAA	$19,199,249
5,695	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/37	6/25 at 100.00	AAA	6,817,598
1,500	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40	7/25 at 100.00	AA+	1,793,835
6,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016, 5.000%, 3/01/41	9/26 at 100.00	AAA	7,292,040
4,000	Livermore Valley Water Financing Authority, California, Water Revenue Bonds, Series 2018A, 5.000%, 7/01/47	7/27 at 100.00	AA+	4,827,400
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding Series 2016B:
3,460	5.000%, 7/01/33	1/26 at 100.00	AA+	4,220,716
4,955	5.000%, 7/01/35	1/26 at 100.00	AA+	6,014,329
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
10,545	5.000%, 7/01/44	1/27 at 100.00	AA+	12,771,577
5,000	5.250%, 7/01/44	1/27 at 100.00	AA+	6,140,500
3,445	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	AA+	4,289,886
10,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	11,783,800
1,300	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A, 5.000%, 6/01/48	6/28 at 100.00	AA	1,605,006
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A:
5,000	5.000%, 6/01/31	6/25 at 100.00	AA+	6,048,100
5,000	5.000%, 6/01/32	6/25 at 100.00	AA+	6,037,200
2,600	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 6/01/35	6/23 at 100.00	AA	2,919,878
24,365	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2020A, 5.000%, 10/01/49	10/29 at 100.00	AAA	31,433,530
5,000	Moulton Niguel Water District, California, Certificates of Participation, Series 2019, 3.000%, 9/01/44	3/29 at 100.00	AAA	5,227,400
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
2,205	6.000%, 7/01/38	6/20 at 100.00	CC	2,238,075
1,775	6.000%, 7/01/44	6/20 at 100.00	CC	1,801,625

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$2,760	4.250%, 7/01/25	7/22 at 100.00	CC	$2,718,600
740	5.500%, 7/01/28	7/22 at 100.00	CC	767,750
2,745	5.750%, 7/01/37	7/22 at 100.00	CC	2,786,175
6,000	5.250%, 7/01/42	7/22 at 100.00	CC	5,940,000
2,250	6.000%, 7/01/47	7/22 at 100.00	CC	2,289,375
	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B:
7,330	5.000%, 8/01/32	8/26 at 100.00	Aa3	9,072,268
12,735	5.000%, 8/01/39	8/26 at 100.00	Aa3	15,540,648
212,480	Total Water and Sewer			249,664,925
$1,697,782	Total Long-Term Investments (cost $1,775,428,769)			1,892,857,914
	Other Assets Less Liabilities – 1.1%			21,207,538
	Net Assets – 100%			$1,914,065,452
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,887,158,648	$5,699,266	$1,892,857,914

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

Nuveen California Intermediate Municipal Bond Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.1%
	MUNICIPAL BONDS – 96.1%
	Consumer Staples – 4.4%
$445	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/31	6/28 at 100.00	BBB	$526,889
	Education and Civic Organizations – 11.4%
150	California Educational Facilities Authority, Revenue Bonds, Art Center College of Design, Series 2018A, 5.000%, 12/01/28	No Opt. Call	Baa1	167,784
35	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/27	4/25 at 100.00	A2	40,183
150	California Health Facilities Financing Authority, Revenue Bonds, Los Angeles BioMedical, Series 2018, 5.000%, 9/01/28	No Opt. Call	Baa2	169,959
175	California Infrastructure and Economic Development Bank, Revenue Bonds, Salvation Army Western Territory, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	A1	211,288
150	California Municipal Finance Authority, Revenue Bonds, California Lutheran University, Series 2018, 5.000%, 10/01/28	No Opt. Call	Baa1	174,114
100	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%, 7/01/21	No Opt. Call	BBB	104,609
400	University of California, General Revenue Bonds, Series 2017AY, 5.000%, 5/15/30	5/27 at 100.00	AA	508,904
1,160	Total Education and Civic Organizations			1,376,841
	Health Care – 14.1%
150	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/26	No Opt. Call	AA	181,517
175	California Health Facilities Financing Authority, Revenue Bonds, Stanford Health Care, Refunding Series 2017A, 5.000%, 11/15/28	11/27 at 100.00	AA	223,279
100	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Baa2	120,196
60	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015, 5.000%, 11/01/22	No Opt. Call	BBB-	64,267
100	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.000%, 11/01/25	No Opt. Call	BBB-	113,262
100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/23	No Opt. Call	BBB-	112,397
125	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/25	No Opt. Call	A-	147,935
100	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/28, 144A	6/26 at 100.00	BB	106,531
50	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.000%, 12/01/28, 144A	6/28 at 100.00	BB	53,137

Nuveen California Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$200	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	$223,962
150	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 5.000%, 1/01/29	1/28 at 100.00	BBB+	182,929
70	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.750%, 7/01/24 (4)	6/20 at 100.00	N/R	58,885
100	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/29	1/28 at 100.00	BBB+	120,386
1,480	Total Health Care			1,708,683
	Housing/Multifamily – 0.2%
20	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	20,506
	Tax Obligation/General – 8.1%
100	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2018A, 5.000%, 8/01/29	8/28 at 100.00	Aa2	131,330
50	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2019, 5.000%, 8/01/29	8/27 at 100.00	AA	64,013
200	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%, 7/01/28	1/28 at 100.00	AA+	258,396
150	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Measure Q Election 2012, Series 2017E, 5.000%, 8/01/28	8/27 at 100.00	AAA	185,208
250	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/29	9/28 at 100.00	AAA	334,765
750	Total Tax Obligation/General			973,712
	Tax Obligation/Limited – 26.4%
250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Pacific Highlands Ranch Project, Series 2019, 5.000%, 9/02/29	No Opt. Call	N/R	302,407
75	City of Dublin, California, Community Facilities District No 2015-1, Dublin Crossing, Improvement Area No 1, Special Tax Bonds, Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	85,031
150	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/29	9/26 at 103.00	N/R	176,254
100	Indian Wells Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Subordinate Series 2015A, 5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	114,325
100	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	A+	113,114
150	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2017, 5.000%, 9/01/26	No Opt. Call	N/R	176,502
200	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015, 5.000%, 5/15/21	No Opt. Call	BBB	208,328

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$50	ndio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	$58,021
300	Orange County Local Transportation Authority, California, Measure M2 Sales Tax Revenue Bonds, Limited Tax Series 2019, 5.000%, 2/15/29	No Opt. Call	AA+	404,865
100	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2017A, 5.000%, 9/01/24	No Opt. Call	AA	119,393
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Refunding Series 2019:
100	5.000%, 9/01/28	9/26 at 103.00	N/R	119,171
150	5.000%, 9/01/29	9/26 at 103.00	N/R	177,607
400	Sacramento, California, Special Assessment Revenue Bonds, Sacramento Tourism Infrastructure District Convention Center Ballroom, Series 2019, 5.000%, 6/01/29	No Opt. Call	A2	473,404
90	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/26	8/24 at 100.00	N/R	96,620
65	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/26	No Opt. Call	A	78,848
25	San Mateo Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2015A, 5.000%, 8/01/27	8/25 at 100.00	A	29,320
150	San Mateo-Foster City Public Financing Authority, California, Revenue Bonds, San Mateo Street and Flood Control Projects, Series 2020A, 4.000%, 5/01/29	5/28 at 100.00	AA+	185,136
100	Saugus/Hart School Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2016, 5.000%, 9/01/26	3/26 at 100.00	N/R	117,282
135	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/28	9/25 at 103.00	N/R	155,019
2,690	Total Tax Obligation/Limited			3,190,647
	Transportation – 8.6%
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	110,195
25	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	BB-	24,058
235	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/28 (AMT)	No Opt. Call	AA-	290,225
100	Peninsula Corridor Joint Powers Board, California, Farebox Revenue Bonds, Series 2019A, 5.000%, 10/01/29	No Opt. Call	A+	124,842
300	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/29 (AMT)	No Opt. Call	A+	375,312
100	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/26 (AMT)	No Opt. Call	A	118,311
860	Total Transportation			1,042,943

Nuveen California Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 0.2% (5)
$30	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011, 5.000%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	$30,833
	Utilities – 7.0%
40	Banning Financing Authority, California, Revenue Bonds, Electric System Project, Refunding Series 2015, 5.000%, 6/01/27 – AGM Insured	6/25 at 100.00	AA	47,353
300	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	310,440
100	Northern California Energy Authority, California, Commodity Supply Revenue Bonds, Series 2018A, 5.000%, 7/01/24	No Opt. Call	A	113,607
250	Riverside, California, Electric Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/29	4/29 at 100.00	AA-	335,575
30	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007, 5.000%, 2/15/23	No Opt. Call	A+	32,857
720	Total Utilities			839,832
	Water and Sewer – 15.7%
250	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2018AZ, 5.000%, 12/01/29	12/28 at 100.00	AAA	336,228
220	California Infrastructure and Economic Development Bank Clean Water State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/28	4/28 at 100.00	AAA	292,934
250	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/29, 144A	No Opt. Call	BBB	287,090
220	Santa Clara Valley Water District, California, Certificates of Participation, Refunding & Improvement Series 2017A, 5.000%, 2/01/27	2/26 at 100.00	Aa1	273,594
300	Stockton Public Financing Authority, California, Water Revenue Bonds, Refunding Green Series 2018A, 5.000%, 10/01/30 – BAM Insured	10/28 at 100.00	AA	382,788
250	Union Sanitary District Financing Authority, Alameda County, California, Revenue Bonds, Series 2020A, 4.000%, 9/01/30	3/30 at 100.00	AA+	321,065
1,490	Total Water and Sewer			1,893,699
$9,645	Total Long-Term Investments (cost $11,082,745)			11,604,585
	Other Assets Less Liabilities – 3.9%			468,331
	Net Assets – 100%			$12,072,916

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$11,545,700	$58,885	$11,604,585

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.4%
	MUNICIPAL BONDS – 98.4%
	Consumer Staples – 0.5%
$1,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	$1,384,515
	Education and Civic Organizations – 9.8%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,086,750
500	5.000%, 7/01/32	7/22 at 100.00	A+	543,050
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Series 2020F:
380	4.000%, 7/01/39	7/30 at 100.00	Aa2	459,994
1,100	4.000%, 7/01/42	7/30 at 100.00	Aa2	1,322,871
1,185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,203,474
1,885	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	2,071,144
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,112,496
5,095	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	5,517,274
1,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M, 5.000%, 7/01/35	7/26 at 100.00	A-	1,956,482
4,110	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42	7/27 at 100.00	A	4,577,019
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Refunding Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,404,060
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1:
2,000	5.000%, 7/01/37	7/28 at 100.00	BBB	2,075,720
250	5.000%, 7/01/38	7/28 at 100.00	BBB	258,910
950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Westminster School, Series 2014H, 3.250%, 7/01/32	7/24 at 100.00	A	1,007,817
22,655	Total Education and Civic Organizations			24,597,061
	Health Care – 17.1%
4,600	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A+	5,062,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$695	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A	7/29 at 100.00	BB+	$748,737
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A:
2,700	4.000%, 7/01/38	1/30 at 100.00	A+	2,900,232
1,685	4.000%, 7/01/40	1/30 at 100.00	A+	1,800,675
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	7/24 at 100.00	A+	542,655
1,995	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	2,231,487
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
2,885	4.000%, 7/01/41	7/29 at 100.00	A-	2,997,573
6,020	4.000%, 7/01/49	7/29 at 100.00	A-	6,176,520
4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/21 at 100.00	BBB+	4,069,768
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	BBB+	4,041,240
1,815	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	BBB+	1,841,445
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,350	5.000%, 12/01/41	6/26 at 100.00	AA-	2,674,347
1,195	5.000%, 12/01/45	6/26 at 100.00	AA-	1,352,381
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,400	5.000%, 7/01/32	7/24 at 100.00	AA-	2,710,944
2,520	5.000%, 7/01/33	7/24 at 100.00	AA-	2,837,596
830	5.000%, 7/01/34	7/24 at 100.00	AA-	933,061
40,210	Total Health Care			42,921,421
	Housing/Multifamily – 1.1%
2,475	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	2,692,676
	Long-Term Care – 1.2%
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc, Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB	999,570
1,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	1,092,300
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/39, 144A	10/24 at 104.00	BB	926,280
3,300	Total Long-Term Care			3,018,150

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 25.1%
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
$600	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	$677,232
1,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	1,125,190
1,065	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,196,346
2,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	2,313,500
2,425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28	11/26 at 100.00	A1	2,911,455
1,325	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/38	6/28 at 100.00	A1	1,569,290
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	A1	1,050,450
2,400	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	A1	2,664,552
3,000	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A1	3,351,480
2,370	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A1	2,699,857
	Connecticut State, General Obligation Bonds, Series 2017A:
1,000	5.000%, 4/15/34	4/27 at 100.00	A1	1,175,000
3,270	5.000%, 4/15/35	4/27 at 100.00	A1	3,828,418
1,510	Connecticut State, General Obligation Bonds, Series 2018A, 5.000%, 4/15/37	4/28 at 100.00	A1	1,789,078
	Connecticut State, General Obligation Bonds, Series 2019A:
1,150	5.000%, 4/15/36	4/29 at 100.00	A1	1,391,753
1,450	4.000%, 4/15/37 (UB) (4)	4/29 at 100.00	A1	1,610,153
650	5.000%, 4/15/39 (UB) (4)	4/29 at 100.00	A1	779,116
	Connecticut State, General Obligation Bonds, Series 2020A:
2,000	4.000%, 1/15/37	1/30 at 100.00	A1	2,239,480
2,250	5.000%, 1/15/40	1/30 at 100.00	A1	2,726,032
500	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/33 – BAM Insured	8/24 at 100.00	AA	575,695
	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Refunding Series 2019C:
925	4.000%, 7/15/38	7/29 at 100.00	AA	1,056,896
1,000	4.000%, 7/15/40	7/29 at 100.00	AA	1,136,890
1,035	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2018, 5.000%, 7/15/35	7/28 at 100.00	AA	1,261,127
	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2019A:
1,000	4.000%, 7/15/38	7/29 at 100.00	AA	1,142,590
1,075	4.000%, 7/15/39	7/29 at 100.00	AA	1,224,758
1,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/36 – AGM Insured	8/26 at 100.00	AA	1,122,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New Haven, Connecticut, General Obligation Bonds, Series 2014A:
$810	5.000%, 8/01/30 – AGM Insured	8/24 at 100.00	AA	$897,237
700	5.000%, 8/01/31 – AGM Insured	8/24 at 100.00	AA	772,751
850	5.000%, 8/01/32 – AGM Insured	8/24 at 100.00	AA	935,153
850	5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	930,912
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
795	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	891,163
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,810,042
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	555,805
485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	576,723
1,035	Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%, 8/01/39	8/29 at 100.00	Aa2	1,211,405
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/34	12/22 at 100.00	AA-	664,638
2,370	Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%, 1/01/39 – BAM Insured	1/27 at 100.00	AA	2,667,317
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
555	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	666,361
485	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	582,587
765	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	917,648
555	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	664,818
555	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	664,196
2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA	2,178,340
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA	1,321,523
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA	1,460,903
55,225	Total Tax Obligation/General			62,988,140
	Tax Obligation/Limited – 14.9%
760	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, CHELSA Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	A1	767,501
2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	A+	2,754,075
1,390	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	A+	1,596,318
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A:
1,000	5.000%, 9/01/32	9/26 at 100.00	A+	1,179,260
3,500	5.000%, 9/01/33	9/26 at 100.00	A+	4,111,625

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A:
$2,000	5.000%, 1/01/37	1/28 at 100.00	A+	$2,383,800
2,000	5.000%, 1/01/38	1/28 at 100.00	A+	2,376,980
100	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 4.000%, 5/01/39	5/30 at 100.00	A+	113,460
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,400	5.250%, 1/01/36	1/22 at 100.00	BB	2,447,232
600	5.125%, 1/01/42	1/22 at 100.00	BB	608,940
500	Great Pond Improvement District, Connecticut, Special Obligation Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	437,385
2,720	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	2,815,227
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,950	4.550%, 7/01/40	7/28 at 100.00	N/R	2,924,217
1,860	0.000%, 7/01/46	7/28 at 41.38	N/R	482,912
1,300	4.750%, 7/01/53	7/28 at 100.00	N/R	1,268,176
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	A+	2,785,875
740	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	A+	822,140
1,590	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	2/25 at 100.00	A+	1,793,106
3,000	University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%, 1/15/36	1/27 at 100.00	A+	3,495,900
	University of Connecticut, General Obligation Bonds, Series 2019A:
1,000	5.000%, 11/01/36	11/28 at 100.00	A+	1,202,400
1,000	4.000%, 11/01/38	11/28 at 100.00	A+	1,123,490
35,410	Total Tax Obligation/Limited			37,490,019
	Transportation – 1.2%
	Connecticut Airport Authority, Connecticut, Customer Facility Charge Revenue Bonds, Ground Transportation Center Project, Series 2019A:
1,500	4.000%, 7/01/49 (AMT)	7/29 at 100.00	A-	1,613,415
1,250	5.000%, 7/01/49 (AMT)	7/29 at 100.00	A-	1,464,688
2,750	Total Transportation			3,078,103
	U.S. Guaranteed – 14.9% (5)
6,975	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	7,328,354
1,555	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,634,647
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	520,631
500	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	525,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
$1,000	5.125%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A	$1,053,690
2,500	5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A	2,647,725
4,160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A-	4,392,253
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	A-	2,103,560
660	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43 (Pre-refunded 12/15/20)	12/20 at 100.00	N/R	678,434
	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A:
1,010	5.000%, 8/01/39 (Pre-refunded 8/01/24)	8/24 at 100.00	AA-	1,205,354
1,055	5.000%, 8/01/44 (Pre-refunded 8/01/24)	8/24 at 100.00	AA-	1,259,058
4,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AA-	4,362,849
500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	551,565
2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30 (Pre-refunded 8/01/22) – FGIC Insured	8/22 at 100.00	AA-	2,206,260
1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	1,815,357
3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	3,302,520
1,725	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011, 7.000%, 12/01/27 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA	1,782,477
34,985	Total U.S. Guaranteed			37,370,624
	Utilities – 2.0%
415	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	Aa3	456,745
3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,365,779
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,084,720
4,585	Total Utilities			4,907,244
	Water and Sewer – 10.6%
2,000	Connecticut, State Revolving Fund General Revenue Bonds, Green Bonds, Series 2019A, 5.000%, 2/01/39	2/29 at 100.00	AAA	2,570,100
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	AA+	586,220
1,000	5.000%, 8/15/32	8/24 at 100.00	AA+	1,171,540

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$60	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	6/20 at 100.00	AA+	$60,220
2,040	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	2,202,037
295	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	326,772
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A:
2,250	5.000%, 11/01/35	11/24 at 100.00	Aa2	2,545,268
4,885	5.000%, 11/01/42	11/24 at 100.00	Aa2	5,471,053
2,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 5.000%, 4/01/39	4/22 at 100.00	Aa2	2,647,700
340	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	348,024
3,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41	8/28 at 100.00	AA-	3,708,570
2,915	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44	8/29 at 100.00	AA-	3,655,556
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	571,065
750	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2019, 4.000%, 4/01/44	4/29 at 100.00	AA+	862,470
23,035	Total Water and Sewer			26,726,595
$226,130	Total Long-Term Investments (cost $237,795,388)			247,174,548
	Floating Rate Obligations – (0.6)%			(1,570,000)
	Other Assets Less Liabilities – 2.2%			5,467,251
	Net Assets – 100%			$251,071,799
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$247,174,548	$ —	$247,174,548

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.4%
	MUNICIPAL BONDS – 97.4%
	Education and Civic Organizations – 23.7%
$1,315	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/39	6/26 at 100.00	N/R	$1,259,218
	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016:
1,260	5.000%, 10/01/39	10/26 at 100.00	A	1,403,262
5,165	5.000%, 10/01/46	10/26 at 100.00	A	5,693,328
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA-	1,505,445
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S, 5.000%, 7/01/32	7/23 at 100.00	AA-	3,361,080
	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T:
2,350	5.000%, 7/01/39	7/27 at 100.00	AA-	2,857,083
1,020	5.000%, 7/01/42	7/27 at 100.00	AA-	1,227,509
5,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	AA-	5,518,600
	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University Issue, Series 2018R:
1,195	5.000%, 10/01/37	10/28 at 100.00	A+	1,435,542
840	5.000%, 10/01/38	10/28 at 100.00	A+	1,006,177
1,000	5.000%, 10/01/39	10/28 at 100.00	A+	1,194,970
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 5.000%, 1/01/35	1/25 at 100.00	BBB+	3,184,980
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A:
1,510	5.250%, 1/01/42	1/27 at 100.00	BBB+	1,629,139
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB+	1,586,610
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
1,600	5.000%, 1/01/37	1/28 at 100.00	BBB+	1,737,040
6,020	5.000%, 1/01/40	1/28 at 100.00	BBB+	6,483,781
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2018, 5.000%, 1/01/43	1/28 at 100.00	BBB+	2,139,400
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,670,100
2,055	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	2,313,396

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
$550	3.500%, 7/01/35	7/25 at 100.00	AA	$593,505
235	5.000%, 7/01/37	7/25 at 100.00	AA	273,002
700	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/37	7/26 at 100.00	BBB-	725,284
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
1,125	5.000%, 3/01/39	3/24 at 100.00	A1	1,244,295
1,850	5.000%, 3/01/44	3/24 at 100.00	A1	2,034,926
1,550	Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy , Series 2014A, 5.000%, 9/01/43	9/23 at 100.00	AAA	1,744,230
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	10/23 at 100.00	BBB+	1,059,260
1,680	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2020M, 5.000%, 10/01/39	10/30 at 100.00	BBB+	1,836,862
2,495	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	2,946,919
2,415	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA	2,693,329
610	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2019, 5.000%, 7/01/37	7/29 at 100.00	Baa2	660,063
5,000	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	Baa2	4,713,750
1,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2017, 5.000%, 4/01/36	10/27 at 100.00	AA-	1,850,655
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	Aa2	1,017,039
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H, 5.000%, 1/01/37	1/28 at 100.00	A3	1,130,790
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
1,000	5.000%, 6/01/37	6/28 at 100.00	AA-	1,244,660
1,000	5.000%, 6/01/38	6/28 at 100.00	AA-	1,241,060
2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A	2,489,760
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000	5.000%, 9/01/42	9/27 at 100.00	A	5,557,850
5,000	5.000%, 9/01/45	9/27 at 100.00	A	5,530,050

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2019:
$745	5.000%, 9/01/33	9/29 at 100.00	A	$872,998
3,500	5.000%, 9/01/49	9/29 at 100.00	A	3,942,960
	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017:
700	5.000%, 7/01/35	7/27 at 100.00	Baa2	752,556
500	5.000%, 7/01/36	7/27 at 100.00	Baa2	534,990
2,345	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36	7/26 at 100.00	AA-	2,829,125
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	3,288,033
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013:
2,500	5.000%, 7/01/20 (AMT)	No Opt. Call	AA	2,506,400
1,125	5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	1,194,682
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017A:
1,480	5.000%, 7/01/24 (AMT)	No Opt. Call	AA	1,656,460
1,150	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,330,492
265	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	6/20 at 100.00	AA	265,225
485	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2011J, 5.625%, 7/01/33 (AMT)	7/21 at 100.00	AA	502,295
1,620	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 5.000%, 7/01/24 (AMT)	No Opt. Call	AA	1,813,153
1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/27 (AMT)	1/25 at 100.00	AA	1,146,440
2,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	2,936,600
	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2020-1:
4,000	5.000%, 11/01/37	11/29 at 100.00	Aa2	5,151,360
545	5.000%, 11/01/39	11/29 at 100.00	Aa2	697,829
	University of Massachusetts Building Authority, Revenue Bonds, Refunding Senior Series 2019-1:
1,000	5.000%, 5/01/38	5/29 at 100.00	Aa2	1,271,640
2,000	5.000%, 5/01/39	5/29 at 100.00	Aa2	2,535,900
110,375	Total Education and Civic Organizations			124,023,087
	Health Care – 22.0%
5,915	Massachusetts Development Finance Agency Revenue Bonds, Children?s Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	6,589,842

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,160	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 5.000%, 7/01/41	7/26 at 100.00	BBB+	$2,392,805
2,340	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	AA-	2,551,115
6,000	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	6,662,820
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	3,490,816
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	AA-	3,128,355
500	5.000%, 10/01/30	10/21 at 100.00	AA-	519,395
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250	5.000%, 7/01/36	7/29 at 100.00	A	1,491,187
725	5.000%, 7/01/37	7/29 at 100.00	A	858,676
1,400	5.000%, 7/01/38	7/29 at 100.00	A	1,646,750
275	5.000%, 7/01/39	7/29 at 100.00	A	321,365
250	5.000%, 7/01/41	7/29 at 100.00	A	289,598
3,905	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	4,178,038
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
2,000	5.000%, 7/01/32	7/26 at 100.00	BBB	2,225,500
1,625	5.000%, 7/01/36	7/26 at 100.00	BBB	1,780,675
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I:
3,800	5.000%, 7/01/21	No Opt. Call	A	3,944,894
1,675	5.000%, 7/01/30	7/26 at 100.00	A	1,957,556
1,500	5.000%, 7/01/37	7/26 at 100.00	A	1,707,855
1,935	5.000%, 7/01/38	7/26 at 100.00	A	2,198,179
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A	1,029,519
1,000	5.000%, 7/01/32	7/25 at 100.00	A	1,133,900
500	5.000%, 7/01/33	7/25 at 100.00	A	564,790
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
5,000	5.000%, 7/01/43	7/28 at 100.00	A	5,712,100
4,100	5.000%, 7/01/48	7/28 at 100.00	A	4,608,072

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
$1,925	5.000%, 12/01/41	12/26 at 100.00	A1	$2,204,895
6,100	5.000%, 12/01/46	12/26 at 100.00	A1	6,922,219
	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F:
2,645	5.000%, 8/15/35	8/25 at 100.00	A	2,979,592
5,325	5.000%, 8/15/45	8/25 at 100.00	A	5,907,502
	Massachusetts Development Finance Agency, Revenue Bonds, Mass General Brigham, Series 2020A-2:
3,535	4.000%, 7/01/40	1/30 at 100.00	AA-	4,041,353
1,365	4.000%, 7/01/41	1/30 at 100.00	AA-	1,562,911
1,545	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BB+	1,605,858
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250	4.000%, 7/01/41	7/26 at 100.00	AA-	1,375,550
2,250	5.000%, 7/01/41	7/26 at 100.00	AA-	2,593,597
4,950	5.000%, 7/01/47	7/26 at 100.00	AA-	5,665,770
6,330	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41	1/28 at 100.00	AA-	7,072,446
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	BBB+	1,063,050
3,800	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	3,989,278
890	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38	1/27 at 100.00	A-	973,900
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L:
400	3.625%, 7/01/37	7/27 at 100.00	A-	403,184
1,855	5.000%, 7/01/44	7/27 at 100.00	A-	2,017,721
555	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/36	7/26 at 100.00	A-	608,169
500	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	558,075
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	6/20 at 100.00	BB+	2,041,673
1,000	5.000%, 7/15/37	6/20 at 100.00	BB+	1,000,660
104,220	Total Health Care			115,571,205

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.5%
$2,250	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.100%, 12/01/44	12/28 at 100.00	AA	$2,350,058
	Long-Term Care – 0.9%
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
1,910	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	1,679,577
275	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	271,749
560	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	7/25 at 100.00	A+	631,630
525	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2019, 5.000%, 12/01/42	12/25 at 103.00	A-	551,691
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
240	5.250%, 1/01/26	1/23 at 100.00	BBB	246,574
790	5.750%, 1/01/28	1/23 at 100.00	BBB	830,835
400	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Inc, Refunding Series 2019, 5.000%, 10/01/39	10/24 at 104.00	BBB+	409,892
4,700	Total Long-Term Care			4,621,948
	Tax Obligation/General – 14.6%
1,045	Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%, 3/01/25	3/23 at 100.00	AAA	1,149,249
5,725	Boston, Massachusetts, General Obligation Bonds, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AAA	7,307,333
	Central Berkshire Regional School District, Dalton, Massachusetts, General Obligation Bonds, State Qualified Series 2019:
1,400	3.000%, 6/01/38	6/28 at 100.00	AA	1,518,524
1,440	3.000%, 6/01/39	6/28 at 100.00	AA	1,541,030
1,490	3.000%, 6/01/40	6/28 at 100.00	AA	1,585,986
1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	6/20 at 100.00	AA	1,755,040
330	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	Aa1	346,926
10,000	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2019C, 5.000%, 5/01/42	5/29 at 100.00	Aa1	12,805,200
3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	Aa1	3,513,660
1,190	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	1,341,368
3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	Aa1	3,671,220
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/46	11/27 at 100.00	Aa1	6,167,500

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018A:
$3,750	5.000%, 1/01/42	1/28 at 100.00	Aa1	$4,656,975
2,490	5.000%, 1/01/45	1/28 at 100.00	Aa1	3,072,585
950	5.000%, 1/01/46	1/28 at 100.00	Aa1	1,171,768
11,110	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019A, 5.250%, 1/01/44	1/29 at 100.00	Aa1	14,298,348
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/47	3/30 at 100.00	Aa1	5,347,200
1,000	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35	5/22 at 100.00	Aa2	1,082,410
2,010	Pentucket Regional School District, Massachusetts, General Obligation Bonds, Series 2019, 3.000%, 9/01/43	9/27 at 100.00	Aa2	2,103,726
2,000	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	2,044,060
63,680	Total Tax Obligation/General			76,480,108
	Tax Obligation/Limited – 17.7%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,355	5.000%, 11/15/27	11/25 at 100.00	BB	1,443,631
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,044,240
2,505	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	2,542,324
870	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	BB	883,250
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,160	5.000%, 12/01/31	12/26 at 100.00	BB	1,236,038
2,000	5.000%, 12/01/46	12/26 at 100.00	BB	2,086,400
1,010	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	1,165,419
500	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017, 5.000%, 5/01/36	5/27 at 100.00	AA	612,250
6,345	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	6,896,761
2,500	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	2,883,025
5,570	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41	7/27 at 100.00	AA	6,785,207
1,890	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B, 5.000%, 5/01/44	5/24 at 100.00	Aa2	2,115,194
	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	AA	2,221,385
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	AA	1,289,813
1,310	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2011A, 5.000%, 5/01/24	No Opt. Call	Aa2	1,534,193

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Refunding Series 2015C, 5.000%, 8/15/37	8/25 at 100.00	AAA	$1,953,204
3,125	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AAA	3,467,281
7,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018A, 5.250%, 2/15/48	2/28 at 100.00	AA+	8,702,400
8,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	AA+	10,036,080
1,270	Massachusetts State, Federal Highway Grant Anticipation Notes, Accelerated Bridge Program, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	AA+	1,549,921
2,800	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	AA+	3,338,440
4,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2018A, 5.250%, 6/01/43	6/28 at 100.00	AA+	5,041,000
800	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2012A, 4.000%, 6/01/35	6/21 at 100.00	AA+	818,872
3,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	AA+	4,044,355
4,805	Massachusetts State, Transportation Fund Revenue Bonds, Refunding Series 2017A, 5.000%, 6/01/43	12/27 at 100.00	AA+	5,924,805
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,177	4.550%, 7/01/40	7/28 at 100.00	N/R	3,149,233
4,510	0.000%, 7/01/46	7/28 at 41.38	N/R	1,170,931
4,000	4.750%, 7/01/53	7/28 at 100.00	N/R	3,902,080
2,208	5.000%, 7/01/58	7/28 at 100.00	N/R	2,215,198
2,800	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	AA-	3,002,524
84,810	Total Tax Obligation/Limited			93,055,454
	Transportation – 5.6%
1,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%, 1/01/37	1/29 at 100.00	A+	1,570,787
1,500	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	AA	1,709,160
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	2,007,760
1,780	Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AA	2,004,013
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425	5.000%, 7/01/40	7/25 at 100.00	AA	1,621,408
2,000	5.000%, 7/01/45	7/25 at 100.00	AA	2,259,740
5,960	Massachusetts Port Authority, Revenue Bonds, Series 2019B, 5.000%, 7/01/44	7/29 at 100.00	AA	7,198,190
5,000	Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	AA	5,789,350

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$3,500	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2019A, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	A1	$3,998,715
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	517,625
840	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A1	863,923
25,755	Total Transportation			29,540,671
	U.S. Guaranteed – 5.8% (4)
1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,457,845
1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa2	1,249,470
1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	A2	1,274,978
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40 (Pre-refunded 10/15/20)	10/20 at 100.00	AAA	3,053,940
866	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28 (Pre-refunded 11/15/23), 144A	11/23 at 100.00	N/R	999,485
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2014M-4, 5.000%, 7/01/44 (Pre-refunded 7/01/23)	7/23 at 100.00	AA-	2,862,525
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA	1,052,340
3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	Aa3	3,643,605
295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc, Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	N/R	309,452
2,750	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	3,019,693
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	AAA	1,759,428
1,500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	AA	1,533,060
7,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Lien Series 2013-1, 5.000%, 11/01/39 (Pre-refunded 11/01/22)	11/22 at 100.00	Aa2	8,352,975
28,411	Total U.S. Guaranteed			30,568,796
	Utilities – 0.6%
2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – NPFG Insured	6/20 at 100.00	Baa2	2,912,209
	Water and Sewer – 6.0%
4,000	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Senior Series 2018A, 4.000%, 11/01/40	5/26 at 100.00	AAA	4,470,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,805	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	$3,027,801
670	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	716,491
2,700	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	3,065,229
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	6/20 at 100.00	AAA	60,219
1,000	Massachusetts Water Pollution Abatement Trust, State Revolving Fund Bonds, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AAA	1,008,010
1,820	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Green Series 2016C, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,209,553
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B, 5.000%, 8/01/40	8/26 at 100.00	AA+	1,214,040
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B:
1,000	5.000%, 8/01/39	8/27 at 100.00	AA+	1,234,670
1,870	5.000%, 8/01/42	8/27 at 100.00	AA+	2,294,995
8,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2019B, 5.000%, 8/01/44	8/29 at 100.00	AA+	10,240,880
1,010	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2017C, 5.000%, 4/15/33	4/27 at 100.00	AA	1,255,602
625	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2019E, 4.000%, 4/15/39	4/29 at 100.00	AA	729,444
26,560	Total Water and Sewer			31,527,614
$453,661	Total Long-Term Investments (cost $488,807,040)			510,651,150
	Other Assets Less Liabilities – 2.6%			13,749,011
	Net Assets – 100%			$524,400,161
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$510,651,150	$ —	$510,651,150

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.0%
	MUNICIPAL BONDS – 100.0%
	Consumer Discretionary – 0.2%
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$935	5.000%, 1/01/32	6/20 at 100.00	Caa2	$621,438
240	5.125%, 1/01/37	6/20 at 100.00	Caa2	142,584
1,175	Total Consumer Discretionary			764,022
	Consumer Staples – 2.9%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,310	4.000%, 6/01/37	6/28 at 100.00	A-	4,688,504
325	5.000%, 6/01/46	6/28 at 100.00	BBB+	357,084
3,660	5.250%, 6/01/46	6/28 at 100.00	BBB+	4,089,903
2,415	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,535,050
10,710	Total Consumer Staples			11,670,541
	Education and Civic Organizations – 17.8%
	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Project, Series 2019:
3,000	5.000%, 7/01/44	7/29 at 100.00	Aa1	3,705,810
4,000	4.000%, 7/01/48	7/29 at 100.00	Aa1	4,584,680
225	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	BBB-	237,035
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
2,780	4.000%, 7/15/37	7/27 at 100.00	BBB-	2,726,290
100	5.000%, 7/15/47	7/27 at 100.00	BBB-	104,950
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	95,519
870	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	1,014,742
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
170	5.000%, 6/01/32	12/27 at 100.00	A	201,928
285	3.000%, 6/01/32	12/27 at 100.00	A	294,442

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
$770	5.000%, 7/01/38	7/23 at 100.00	A+	$810,117
1,015	5.000%, 7/01/43	7/23 at 100.00	A+	1,062,949
1,700	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F, 3.000%, 7/01/40	7/26 at 100.00	A+	1,598,408
1,800	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	1,896,642
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
2,000	5.000%, 7/01/31	7/25 at 100.00	A+	2,240,540
1,055	3.750%, 7/01/33	7/25 at 100.00	A+	1,092,326
380	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C, 5.250%, 7/01/32	7/20 at 100.00	Baa1	381,425
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
525	5.000%, 7/01/37	7/22 at 100.00	A	547,123
100	5.000%, 7/01/42	7/22 at 100.00	A	103,851
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
250	5.000%, 7/01/32	7/21 at 100.00	BBB-	250,668
230	5.000%, 7/01/37	7/21 at 100.00	BBB-	229,466
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
360	3.750%, 7/01/37	7/27 at 100.00	BBB-	300,294
1,370	4.000%, 7/01/42	7/27 at 100.00	BBB-	1,132,004
2,445	5.000%, 7/01/47	7/27 at 100.00	BBB-	2,333,312
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/32	7/25 at 100.00	BBB+	1,329,419
710	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	BBB+	740,629
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
1,870	3.000%, 7/01/41	7/26 at 100.00	BBB+	1,675,838
2,630	3.000%, 7/01/46	7/26 at 100.00	BBB+	2,268,165
1,085	4.000%, 7/01/46	7/26 at 100.00	BBB+	1,100,212
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A:
4,000	5.000%, 7/01/45	7/30 at 100.00	BBB+	4,517,240
500	4.000%, 7/01/50	7/30 at 100.00	BBB+	506,240
125	3.000%, 7/01/50	7/30 at 100.00	BBB+	113,448

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
$1,000	5.000%, 7/01/42	7/27 at 100.00	BBB+	$1,100,360
1,310	5.000%, 7/01/47	7/27 at 100.00	BBB+	1,433,232
500	4.000%, 7/01/47	7/27 at 100.00	BBB+	505,565
1,375	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B, 5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	1,570,195
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A:
3,000	3.750%, 12/01/31 (AMT)	6/28 at 100.00	Aaa	3,191,850
420	4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	450,089
1,400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2019A, 2.375%, 12/01/29	6/28 at 100.00	Aa1	1,344,028
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
235	2.750%, 12/01/27 (AMT)	12/25 at 100.00	Aaa	232,995
2,510	3.500%, 12/01/32 (AMT)	12/25 at 100.00	Aaa	2,574,909
570	4.000%, 12/01/39 (AMT)	12/25 at 100.00	Aaa	594,071
1,630	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	1,716,325
1,470	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39 (AMT)	6/28 at 100.00	Aa1	1,446,480
735	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39 (AMT) (WI/DD, Settling 6/02/20)	12/28 at 100.00	Aa1	732,795
510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	519,185
765	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	807,909
400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	430,000
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
950	3.625%, 12/01/25 (AMT)	12/22 at 100.00	Aaa	984,941
1,440	4.000%, 12/01/28 (AMT)	12/22 at 100.00	Aaa	1,497,557
755	4.000%, 12/01/31 (AMT)	12/22 at 100.00	Aaa	780,209
795	4.125%, 12/01/35 (AMT)	12/22 at 100.00	Aaa	818,564
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1:
915	4.250%, 12/01/32 (AMT)	12/23 at 100.00	Aaa	961,830
920	4.500%, 12/01/36 (AMT)	12/23 at 100.00	Aaa	967,371
2,075	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	2,205,434

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,715	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (AMT)	12/26 at 100.00	Aaa	$1,809,136
1,285	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49 (AMT)	6/28 at 100.00	A2	1,266,110
3,000	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	3,343,860
69,355	Total Education and Civic Organizations			72,480,712
	Financials – 0.2%
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
375	5.750%, 10/01/21	No Opt. Call	Ba2	376,223
500	6.500%, 4/01/28	No Opt. Call	Ba2	536,255
875	Total Financials			912,478
	Health Care – 13.3%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
1,720	5.000%, 2/15/25	2/24 at 100.00	BBB+	1,908,134
800	5.000%, 2/15/28	2/24 at 100.00	BBB+	877,432
2,000	5.000%, 2/15/33	2/24 at 100.00	BBB+	2,154,020
800	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	854,240
195	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	6/20 at 100.00	AA-	195,546
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
815	6.000%, 7/01/26	7/21 at 100.00	BB+	841,879
700	6.250%, 7/01/35	7/21 at 100.00	BB+	723,373
1,545	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	6/20 at 100.00	BB+	1,549,125
400	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	AA-	430,056
560	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	619,819
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,181,760
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
3,160	5.000%, 7/01/28	7/27 at 100.00	AA-	3,938,245
2,040	5.000%, 7/01/57	7/27 at 100.00	AA-	2,387,004

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
$595	5.000%, 7/01/45	7/24 at 100.00	A+	$643,742
1,000	4.000%, 7/01/45	7/24 at 100.00	A+	1,039,750
4,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%, 7/01/41	7/26 at 100.00	AA-	4,771,531
4,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA-	5,528,248
570	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	629,474
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
460	5.000%, 7/01/32	7/26 at 100.00	AA	547,340
575	5.000%, 7/01/33	7/26 at 100.00	AA	681,116
600	5.000%, 7/01/34	7/26 at 100.00	AA	709,050
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
2,000	5.000%, 7/01/39	7/24 at 100.00	AA-	2,202,840
630	5.000%, 7/01/43	7/24 at 100.00	AA-	689,403
780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	880,823
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
2,710	3.000%, 7/01/32	7/26 at 100.00	BBB-	2,725,013
235	4.000%, 7/01/34	7/26 at 100.00	BBB-	247,596
3,085	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,381,592
1,685	4.000%, 7/01/48	7/26 at 100.00	BBB-	1,720,183
470	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	490,050
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
1,500	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	1,509,780
1,255	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,299,590
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
1,670	4.000%, 7/01/44	7/29 at 100.00	A+	1,805,203
4,100	3.000%, 7/01/49	7/29 at 100.00	A+	3,967,734
49,955	Total Health Care			54,130,691
	Housing/Multifamily – 6.1%
600	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	BBB-	547,758

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,940	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BB+	$1,756,146
2,120	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Riverside Village Family Apartments Phase 1 Project, Series 2019F, 1.350%, 12/01/22	No Opt. Call	Aaa	2,157,566
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
1,770	4.350%, 11/01/33 (AMT)	11/22 at 100.00	AA	1,861,615
1,015	4.600%, 11/01/38 (AMT)	11/22 at 100.00	AA	1,065,537
1,010	4.750%, 11/01/46 (AMT)	11/22 at 100.00	AA	1,058,490
1,560	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	1,651,697
1,135	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016A, 3.750%, 11/01/45	11/25 at 100.00	AA-	1,207,470
2,105	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	2,223,996
875	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D, 3.900%, 11/01/32 (AMT)	5/26 at 100.00	AA-	964,758
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A:
1,915	3.600%, 11/01/33	11/27 at 100.00	AA-	2,095,010
1,865	3.875%, 11/01/38	11/27 at 100.00	AA-	2,041,224
1,045	3.950%, 11/01/43	11/27 at 100.00	AA-	1,151,903
650	4.000%, 11/01/48	11/27 at 100.00	AA-	714,695
500	4.100%, 11/01/53	11/27 at 100.00	AA-	550,990
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A:
1,750	2.900%, 11/01/39	11/28 at 100.00	AA-	1,849,802
515	3.000%, 11/01/44	11/28 at 100.00	AA-	539,869
870	3.050%, 11/01/49	11/28 at 100.00	AA-	913,787
465	3.150%, 5/01/53	11/28 at 100.00	AA-	486,911
23,705	Total Housing/Multifamily			24,839,224
	Housing/Single Family – 2.4%
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
2,110	3.600%, 4/01/33	10/27 at 100.00	AA	2,320,072
1,335	3.750%, 10/01/35	10/27 at 100.00	AA	1,491,008
2,530	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	2,805,922
2,945	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49	4/28 at 100.00	AA	3,154,065
8,920	Total Housing/Single Family			9,771,067

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 1.0%
$150	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	$129,630
1,205	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	1,153,257
	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
315	3.750%, 7/01/24	No Opt. Call	BBB-	299,389
405	5.000%, 7/01/29	7/24 at 100.00	BBB-	400,330
2,170	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	1,689,866
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	421,410
4,745	Total Long-Term Care			4,093,882
	Tax Obligation/General – 10.1%
1,940	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	2,265,260
735	Cumberland County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Vineland Public Safety Building Project, Series 2017, 3.250%, 12/15/37	12/27 at 100.00	AA	795,424
820	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	923,894
15	Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34	9/26 at 100.00	AA	15,189
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
1,000	2.000%, 2/01/28 – BAM Insured	No Opt. Call	AA	1,048,880
1,500	2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,600,485
180	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	194,008
1,380	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018, 3.375%, 3/01/34 – BAM Insured	3/28 at 100.00	AA	1,521,588
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
125	3.250%, 8/01/34	8/25 at 100.00	AA	133,878
340	5.000%, 8/01/42	8/25 at 100.00	AA	402,761
5,000	Mercer County, New Jersey, General Obligation Bonds, General Capital Improvement Open Space Farmland NotesSeries 2020A, 2.000%, 6/10/21 (WI/DD, Settling 6/11/20)	No Opt. Call	N/R	5,088,100
2,000	Middlesex County, New Jersey, General Obligation Bonds, Bond Anticipation Note Series 2019, 3.000%, 6/05/20	No Opt. Call	N/R	2,000,640
525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA-	528,969

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A:
$330	3.750%, 1/01/33	1/24 at 100.00	AAA	$354,427
220	5.000%, 1/01/37	1/24 at 100.00	AAA	254,258
610	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	656,171
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
1,885	5.000%, 9/01/32 – BAM Insured	9/26 at 100.00	AA	2,262,188
1,325	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	1,554,000
1,000	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	1,129,840
310	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A-	296,376
1,750	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	1,795,272
2,625	Passaic County, New Jersey, General Obligation Bonds, General Improvement Series 2019A, 1.000%, 12/01/34	12/27 at 100.00	Aa1	2,237,524
1,145	Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer Utility Series 2019, 2.000%, 10/01/31	10/26 at 100.00	AA-	1,175,766
625	South Orange Village Township, New Jersey, General Obligation Bonds, Refunding Series 2020, 4.000%, 1/15/24	No Opt. Call	AA-	705,275
3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	3,882,295
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,627,747
4,000	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 3.000%, 3/01/27	9/25 at 100.00	Aaa	4,444,920
1,500	Verona Township Board of Education, Essex County, New Jersey, General Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39	3/27 at 100.00	AA-	1,436,490
39,085	Total Tax Obligation/General			41,331,625
	Tax Obligation/Limited – 21.6%
650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	826,241
3,655	Camden County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37	12/28 at 100.00	AA	3,991,077
1,795	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	2,219,194
1,050	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	1,070,664
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
6,490	5.000%, 5/01/46 (UB) (4)	5/26 at 100.00	AA	7,726,929
1,000	5.250%, 5/01/51	5/26 at 100.00	AA	1,200,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$350	5.000%, 6/15/21	No Opt. Call	BBB+	$363,202
2,870	5.000%, 6/15/25	6/22 at 100.00	BBB+	3,054,168
485	5.000%, 6/15/28	6/22 at 100.00	BBB+	512,500
375	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.500%, 6/15/40	12/28 at 100.00	BBB+	372,716
2,985	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39	11/29 at 100.00	BBB+	2,780,886
2,260	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	2,129,530
3,780	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	BBB+	3,914,228
1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	BBB+	1,575,645
2,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	2,136,860
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
225	5.000%, 6/15/29	6/26 at 100.00	A+	243,425
125	5.000%, 6/15/30	6/26 at 100.00	A+	134,540
2,770	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31	6/26 at 100.00	A+	2,967,501
14,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	BBB+	9,065,222
1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	BBB+	1,993,727
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
6,925	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	4,838,844
4,765	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	3,195,790
1,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	646,180
1,550	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	BBB+	1,643,341
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
2,720	5.500%, 6/15/31	6/21 at 100.00	BBB+	2,763,030
2,670	5.250%, 6/15/36	6/21 at 100.00	BBB+	2,694,270
7,925	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	8,000,288
95	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	BBB+	96,759

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	BBB+	$963,575
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
915	3.500%, 6/15/46	12/28 at 100.00	BBB+	773,678
1,500	5.000%, 6/15/50	12/28 at 100.00	BBB+	1,536,900
1,140	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	1,235,053
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,330	5.000%, 5/01/21	No Opt. Call	Aa1	1,384,743
1,715	3.500%, 5/01/35	5/22 at 100.00	Aa1	1,767,925
3,770	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	Aaa	4,078,499
3,000	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Refunding Series 2013A, 5.000%, 3/01/34 (UB) (4)	No Opt. Call	AA+	3,982,380
92,625	Total Tax Obligation/Limited			87,880,390
	Transportation – 13.6%
1,100	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,183,765
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
360	5.000%, 1/01/34	1/24 at 100.00	A1	402,325
1,510	4.125%, 1/01/39	1/24 at 100.00	A1	1,607,999
2,000	5.000%, 1/01/44	1/24 at 100.00	A1	2,205,020
1,290	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019, 4.000%, 1/01/44	1/29 at 100.00	A1	1,450,321
1,635	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015, 4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	1,807,950
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
1,000	5.000%, 7/01/42	7/27 at 100.00	A1	1,223,450
3,115	5.000%, 7/01/47	7/27 at 100.00	A1	3,782,389
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A:
1,050	5.000%, 7/01/30	7/29 at 100.00	A1	1,404,438
1,130	5.000%, 7/01/31	7/29 at 100.00	A1	1,501,081
1,235	3.000%, 7/01/49	7/29 at 100.00	A1	1,307,495
1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A+	1,942,336

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
$1,000	5.000%, 1/01/24	1/23 at 100.00	A	$1,047,320
1,095	5.000%, 1/01/26	1/23 at 100.00	A	1,138,023
1,070	5.000%, 1/01/27	1/23 at 100.00	A	1,107,482
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,260	5.000%, 7/01/23 (AMT)	No Opt. Call	A2	1,374,622
1,490	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	1,638,329
1,255	5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB	1,369,720
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
400	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB-	399,048
1,025	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB-	1,014,535
300	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB-	301,665
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
3,085	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Ba1	3,281,175
2,490	5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	2,601,652
1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,721,954
1,385	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,512,074
1,810	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	2,015,797
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twelfth Series 2019:
3,000	4.000%, 9/01/38	9/29 at 100.00	AA-	3,375,810
3,000	4.000%, 9/01/39	9/29 at 100.00	AA-	3,363,870
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
1,265	5.750%, 12/01/22 – NPFG Insured (AMT)	6/20 at 100.00	BBB+	1,271,894
3,150	5.750%, 12/01/25 – NPFG Insured (AMT)	6/20 at 100.00	BBB+	3,167,136
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2019A:
1,750	5.000%, 11/01/31 – AGM Insured	11/29 at 100.00	AA	2,028,722
500	5.000%, 11/01/32 – AGM Insured	11/29 at 100.00	AA	575,315
1,000	5.000%, 11/01/33 – AGM Insured	11/29 at 100.00	AA	1,144,610
49,815	Total Transportation			55,269,322

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 3.8% (5)
$5	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aaa	$5,643
220	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R	273,517
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
195	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	220,097
1,125	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,235,329
1,095	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,202,387
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
140	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	159,747
660	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	753,093
80	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	91,894
360	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	413,521
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	380,866
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St Clare's Hospital, Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)	No Opt. Call	AA	848,448
	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A:
435	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	477,660
990	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	1,088,178
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A:
155	6.000%, 6/15/35 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+	164,351
15	5.500%, 6/15/41 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+	15,822
3,150	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,462,385
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
570	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	623,665
930	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	A+	1,017,559
70	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	76,591
	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28 (Pre-refunded 1/15/21)	1/21 at 100.00	AA	901,941
875	5.250%, 1/15/30 (Pre-refunded 1/15/21)	1/21 at 100.00	AA	902,615
1,175	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	Aa3	1,338,043
14,325	Total U.S. Guaranteed			15,653,352

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 5.0%
$2,430	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (AMT), 144A	7/20 at 100.00	Ba3	$2,435,905
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500	5.000%, 6/15/37 (AMT)	6/22 at 100.00	Baa2	528,390
1,000	5.125%, 6/15/43 (AMT)	6/22 at 100.00	Baa2	1,056,890
3,550	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A, 2.750%, 8/01/39	8/24 at 100.00	A1	3,596,257
960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2010D, 4.875%, 11/01/29 (AMT)	11/20 at 100.00	A+	975,110
4,840	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	5,015,692
695	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37	No Opt. Call	AA	973,229
580	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	601,814
5,000	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020, 2.250%, 6/01/29 (WI/DD, Settling 6/02/20)	No Opt. Call	A	5,077,650
19,555	Total Utilities			20,260,937
	Water and Sewer – 2.0%
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,045	5.000%, 10/01/23	No Opt. Call	A+	1,200,904
2,175	4.250%, 10/01/47 (AMT)	10/22 at 100.00	A+	2,259,520
4,195	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59 (AMT)	8/29 at 100.00	A+	4,679,900
7,415	Total Water and Sewer			8,140,324
$392,260	Total Long-Term Investments (cost $392,498,687)			407,198,567

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%
	MUNICIPAL BONDS – 0.5%
	Housing/Multifamily – 0.5%
$2,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Floater 2018-020, 0.210%, 11/01/39 (AMT) (Mandatory Put 7/23/20),144A (6)	11/27 at 100.00	A-1	$2,000,000
$2,000	Total Short-Term Investments (cost $2,000,000)			2,000,000
	Total Investments (cost $394,498,687) – 100.5%			409,198,567
	Floating Rate Obligations – (1.9)%			(7,590,000)
	Other Assets Less Liabilities – 1.4% (7)			5,748,022
	Net Assets – 100%			$407,356,589
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Long Bond	Short	(33)	9/20	$(5,851,780)	$(5,886,375)	$(34,595)	$(43,313)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$407,198,567	$ —	$407,198,567
Short-Term Investments:
Municipal Bonds	—	2,000,000	—	2,000,000
Investments in Derivatives:
Futures Contracts	(34,595)	—	—	(34,595)
Total	$(34,595)	$409,198,567	$ —	$409,163,972

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen New York Municipal Bond Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6%
	MUNICIPAL BONDS – 98.6%
	Consumer Staples – 3.3%
$15,110	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	6/20 at 100.00	B-	$15,110,907
76,105	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A	6/20 at 15.29	N/R	8,882,214
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1:
1,760	5.625%, 6/01/35	No Opt. Call	BBB	1,840,995
6,885	5.750%, 6/01/43	No Opt. Call	BB+	7,389,602
1,565	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	1,547,973
3,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,798,310
104,425	Total Consumer Staples			37,570,001
	Education and Civic Organizations – 17.1%
	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
1,000	5.000%, 4/01/27	7/20 at 100.00	BB	1,000,590
290	5.000%, 4/01/37	7/20 at 100.00	BB	279,398
2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B+	2,209,907
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
1,630	5.000%, 4/01/33	4/23 at 100.00	BBB-	1,693,228
1,250	5.500%, 4/01/43	4/23 at 100.00	BBB-	1,299,837
	Build New York City Resource Corporation, New York, Revenue Bonds, Children Aid Society Project, Series 2015:
2,500	5.000%, 7/01/40	7/25 at 100.00	A+	2,768,275
2,500	5.000%, 7/01/45	7/25 at 100.00	A+	2,747,775
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,161,560
4,050	5.000%, 6/01/43	6/24 at 100.00	Aa2	4,681,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
$2,240	5.000%, 11/01/39	11/24 at 100.00	BB	$2,281,597
2,200	5.500%, 11/01/44	11/24 at 100.00	BB	2,268,442
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
1,050	5.000%, 4/15/33	4/23 at 100.00	BB+	1,056,909
1,875	5.000%, 4/15/43	4/23 at 100.00	BB+	1,834,856
595	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	653,417
	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	Baa2	1,946,853
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	861,060
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
2,930	5.500%, 1/01/39	7/24 at 100.00	BBB-	3,074,215
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,194,803
2,945	Dormitory Authority of the State of New York, Master BOCES Program, Revenue Bonds, Series 2020, 4.000%, 8/15/41	8/28 at 100.00	Aa2	3,229,870
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Refunding Series 2015A, 5.000%, 7/01/43	7/25 at 100.00	A2	1,783,104
7,740	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	8,024,987
	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020:
5,500	4.000%, 7/01/46	7/29 at 100.00	A	5,875,760
3,500	4.000%, 7/01/50	7/29 at 100.00	A	3,722,950
2,760	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	3,016,432
4,590	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	4,914,834
3,760	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2016A, 5.000%, 7/01/46	1/27 at 100.00	A-	4,093,549
1,055	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	1,552,591
3,450	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	Aa2	4,163,839
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	Aa2	1,827,450

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A:
$1,700	5.000%, 7/01/42	7/29 at 100.00	Aa2	$2,132,157
11,215	5.000%, 7/01/49	7/29 at 100.00	Aa2	13,921,740
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,204,680
5,000	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A, 5.000%, 7/01/44	7/24 at 100.00	A2	5,458,450
1,355	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	1,639,591
8,665	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Green Series 2019B, 5.000%, 7/01/50	7/29 at 100.00	Aa1	11,006,110
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	3,319,797
3,040	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	2,586,584
760	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	801,823
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
4,000	5.000%, 1/01/31 – AMBAC Insured	6/20 at 100.00	BBB	4,000,120
1,060	5.000%, 1/01/39 – AMBAC Insured	6/20 at 100.00	BBB	1,060,042
1,795	4.750%, 1/01/42 – AMBAC Insured	6/20 at 100.00	BBB	1,795,000
5,170	5.000%, 1/01/46 – AMBAC Insured	6/20 at 100.00	BBB	5,170,207
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	6/20 at 100.00	Baa1	720,022
2,500	5.000%, 3/01/36 – NPFG Insured	6/20 at 100.00	Baa1	2,500,100
2,140	4.500%, 3/01/39 – FGIC Insured	6/20 at 100.00	Baa1	2,140,000
1,150	4.750%, 3/01/46 – NPFG Insured	6/20 at 100.00	Baa1	1,150,011
740	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	AA	755,644
5,375	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33	8/23 at 100.00	AA-	6,108,311
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2014A:
3,800	5.000%, 8/01/38	8/23 at 100.00	AA-	4,304,336
10,000	5.000%, 8/01/43	8/23 at 100.00	AA-	11,287,000
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69	3/29 at 100.00	N/R	6,364,345

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$3,740	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	$3,667,032
2,810	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	2,750,035
750	Oneida County Local Development Corporation, New York, Revenue Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39	7/29 at 100.00	BBB-	717,427
	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	1,045,390
1,745	5.000%, 7/01/42	7/22 at 100.00	Baa2	1,805,778
10,000	Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45	12/29 at 100.00	AA-	12,472,400
1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A3	1,617,392
	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
1,090	6.000%, 10/15/30	10/20 at 100.00	BB	1,101,489
2,300	6.250%, 10/15/40	10/20 at 100.00	BB	2,320,447
	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A:
200	4.000%, 10/15/29	No Opt. Call	N/R	195,104
205	5.000%, 10/15/39	10/29 at 100.00	N/R	205,902
177,945	Total Education and Civic Organizations			194,544,394
	Financials – 1.1%
5,710	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	7,505,738
3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,740,317
9,185	Total Financials			12,246,055
	Health Care – 2.4%
550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A	551,281
	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A:
1,500	4.000%, 9/01/45	3/30 at 100.00	BBB	1,541,415
2,000	4.000%, 9/01/50	3/30 at 100.00	BBB	2,052,260
2,300	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A-	2,542,259
2,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	A	2,710,075

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015, 5.000%, 12/01/29, 144A	6/25 at 100.00	BBB-	$1,124,040
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	226,156
	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B:
2,000	4.000%, 7/01/41	7/26 at 100.00	A-	2,043,900
1,325	5.000%, 7/01/46	7/26 at 100.00	A-	1,423,249
	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010:
2,720	5.750%, 8/15/35	2/21 at 100.00	Aa1	2,797,738
5,000	5.500%, 8/15/40	2/21 at 100.00	Aa1	5,124,950
1,395	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	A-	1,477,696
375	Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series 2015, 5.000%, 7/01/34	7/25 at 100.00	A	422,745
1,715	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	1,776,414
1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	1,038,750
25,580	Total Health Care			26,852,928
	Housing/Multifamily – 0.2%
65	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	6/20 at 100.00	AA	65,283
855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	6/20 at 100.00	AA+	859,181
1,480	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (AMT)	6/20 at 100.00	Aa1	1,483,019
2,400	Total Housing/Multifamily			2,407,483
	Industrials – 2.6%
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014:
1,050	4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	1,080,314
2,145	5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	2,208,814
19,020	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	18,860,422
7,550	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	7,618,478
29,765	Total Industrials			29,768,028

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 0.3%
$650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	6/20 at 100.00	A2	$651,554
550	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	485,958
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
380	5.800%, 7/01/23	6/20 at 100.00	N/R	354,346
395	6.100%, 7/01/28	6/20 at 100.00	N/R	337,749
210	6.200%, 7/01/33	6/20 at 100.00	N/R	168,800
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc Project, Refunding Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB-	1,259,165
3,410	Total Long-Term Care			3,257,572
	Tax Obligation/General – 7.3%
3,325	Nassau County, New York, General Obligation Bonds, General Improvement Bonds Series 2019B, 5.000%, 4/01/37 – AGM Insured	4/30 at 100.00	AA	4,246,756
1,955	Nassau County, New York, General Obligation Bonds, General Improvement Series 2019A, 5.000%, 4/01/37 – AGM Insured	4/29 at 100.00	AA	2,446,311
	Nassau County, New York, General Obligation Bonds, General Improvment Series 2016C:
2,000	5.000%, 4/01/39 – BAM Insured	4/26 at 100.00	AA	2,340,880
1,000	5.000%, 4/01/40 – BAM Insured	4/26 at 100.00	AA	1,168,630
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1:
1,900	5.000%, 10/01/30	10/22 at 100.00	Aa1	2,068,473
1,915	5.000%, 10/01/31	10/22 at 100.00	Aa1	2,082,486
3,000	5.000%, 10/01/33	10/22 at 100.00	Aa1	3,255,150
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
1,810	5.000%, 3/01/32	3/23 at 100.00	Aa1	1,989,136
6,100	5.000%, 3/01/37	3/23 at 100.00	Aa1	6,651,806
2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	Aa1	2,238,720
2,500	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/32	8/24 at 100.00	Aa1	2,879,875
1,650	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	Aa1	1,969,143
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
10,420	5.000%, 3/01/39	3/28 at 100.00	Aa1	12,590,486
11,000	5.000%, 3/01/40	3/28 at 100.00	Aa1	13,266,440
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
14,420	5.000%, 4/01/40	4/28 at 100.00	Aa1	17,418,062
5,000	5.000%, 4/01/45	4/28 at 100.00	Aa1	5,976,700
820	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34	10/21 at 100.00	Aa1	871,578
70,815	Total Tax Obligation/General			83,460,632

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 25.5%
$5,000	Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability Series 2019A, 5.000%, 11/01/49	11/29 at 100.00	Aaa	$6,411,650
	Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1:
1,855	5.000%, 6/01/33	6/20 at 100.00	Aa1	1,861,530
2,320	5.000%, 6/01/38	6/20 at 100.00	Aa1	2,327,981
20	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	6/20 at 100.00	AA	20,071
5,955	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/34	3/21 at 100.00	AA+	6,154,373
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	2/22 at 100.00	AA+	1,066,070
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C Group C, 5.000%, 3/15/44	3/24 at 100.00	AA+	3,368,190
6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31	3/25 at 100.00	AA+	7,065,960
2,830	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32	2/25 at 100.00	AA+	3,313,958
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/38	2/25 at 100.00	AA+	1,157,620
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/37	2/27 at 100.00	AA+	8,364,440
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 2,3,4:
4,150	5.000%, 3/15/38	3/29 at 100.00	Aa1	5,164,716
3,850	5.000%, 3/15/40	3/29 at 100.00	Aa1	4,764,182
2,825	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B Group A,B&C, 5.000%, 3/15/35	9/25 at 100.00	AA+	3,355,846
2,710	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A, 5.000%, 3/15/37	3/27 at 100.00	AA+	3,251,323
15,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C, 4.000%, 3/15/45	3/28 at 100.00	AA+	16,568,700
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018E Group 4:
10,000	5.000%, 3/15/44	9/28 at 100.00	AA+	12,197,600
9,000	5.000%, 3/15/45	9/28 at 100.00	AA+	10,958,130
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,000	5.000%, 11/15/28	11/25 at 100.00	BB	2,127,300
2,000	5.000%, 11/15/32	11/25 at 100.00	BB	2,107,820
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,000	5.000%, 2/15/39	2/27 at 100.00	Aa2	5,890,600
5,710	5.000%, 2/15/42	2/27 at 100.00	Aa2	6,688,294

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$11,470	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	Aa2	$11,828,552
8,335	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017A, 5.000%, 11/15/42	5/27 at 100.00	AA	9,458,475
5,450	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/47	11/27 at 100.00	AA	6,203,299
4,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,507,640
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A:
4,000	5.250%, 7/15/35	7/28 at 100.00	AA	5,040,320
4,200	5.250%, 7/15/36	7/28 at 100.00	AA	5,267,472
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1:
14,300	5.000%, 7/15/43	7/28 at 100.00	AA	17,353,050
3,000	5.000%, 7/15/45	7/28 at 100.00	AA	3,626,700
2,780	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	3,434,412
8,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	9,888,900
3,950	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,361,788
2,480	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36	5/24 at 100.00	AAA	2,835,979
5,715	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	6,494,697
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41	2/25 at 100.00	AAA	11,541,300
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36	8/26 at 100.00	AAA	5,996,500
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
1,375	5.000%, 8/01/38	8/28 at 100.00	AAA	1,692,116
10,000	5.000%, 8/01/40	8/28 at 100.00	AAA	12,251,600
9,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.000%, 11/01/39	11/20 at 100.00	AAA	9,156,150
5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA+	5,175,550

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$1,044	0.000%, 7/01/33	7/28 at 86.06	N/R	$626,859
6,813	4.500%, 7/01/34	7/25 at 100.00	N/R	6,891,281
385	4.550%, 7/01/40	7/28 at 100.00	N/R	381,635
18,256	5.000%, 7/01/58	7/28 at 100.00	N/R	18,315,515
2,000	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	BBB	2,103,740
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
5,750	5.000%, 1/01/29 (AMT)	1/26 at 100.00	BB	5,350,202
1,930	5.000%, 1/01/32 (AMT)	1/26 at 100.00	BB	1,724,359
1,250	5.000%, 1/01/34 (AMT)	1/26 at 100.00	BB	1,085,538
5,430	5.000%, 1/01/36 (AMT)	1/26 at 100.00	BB	4,615,500
259,638	Total Tax Obligation/Limited			291,395,483
	Transportation – 22.1%
1,500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,779,915
15,905	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/45	5/30 at 100.00	A+	15,834,382
3,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 4.750%, 11/15/45	5/30 at 100.00	A+	3,825,900
960	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31	11/22 at 100.00	A+	988,992
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30	11/25 at 100.00	A+	7,954,500
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/46	5/28 at 100.00	A+	3,979,480
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/38	11/23 at 100.00	AA-	2,563,600
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/32	11/23 at 100.00	A+	2,599,450
1,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014D-1, 5.000%, 11/15/39	11/24 at 100.00	A+	1,858,788
8,350	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1, 5.250%, 11/15/30	11/25 at 100.00	A+	8,958,047
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1:
2,500	5.000%, 11/15/34	11/26 at 100.00	A+	2,642,350
2,700	5.000%, 11/15/56	11/26 at 100.00	A+	2,842,371

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$2,800	5.750%, 10/01/37 (5)	6/20 at 100.00	N/R	$2,156,000
2,000	5.875%, 10/01/46 (5)	6/20 at 100.00	N/R	1,540,000
9,500	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/28 (AMT)	7/22 at 100.00	BBB+	9,738,735
3,370	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,508,338
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A:
2,225	5.000%, 1/01/36	1/26 at 100.00	A2	2,552,809
8,515	5.000%, 1/01/46	1/26 at 100.00	A2	9,605,857
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
500	4.000%, 7/01/31 (AMT)	7/24 at 100.00	BBB	510,060
7,000	4.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	6,985,440
13,685	5.250%, 1/01/50 (AMT)	7/24 at 100.00	BBB	14,397,031
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
10,435	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB-	10,075,201
12,610	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB-	12,159,571
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,300	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	1,318,525
10,200	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	10,348,206
10,035	5.000%, 1/01/31 (AMT)	1/28 at 100.00	Baa3	10,097,819
	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A:
2,000	5.000%, 4/01/25 (AMT)	4/24 at 100.00	A3	2,264,720
3,775	5.000%, 4/01/26 (AMT)	4/24 at 100.00	A3	4,265,637
3,330	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39	9/24 at 100.00	AA-	3,778,151
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520	5.000%, 5/01/40	5/25 at 100.00	AA-	2,900,948
480	5.000%, 5/01/45	5/25 at 100.00	AA-	551,102
8,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fifth Series 2016, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	AA-	9,989,002
10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	AA-	11,708,200

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
$2,745	5.000%, 11/01/38 (AMT)	11/29 at 100.00	AA-	$3,304,102
1,225	5.000%, 11/01/39 (AMT)	11/29 at 100.00	AA-	1,471,887
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018:
4,225	4.000%, 9/01/43	9/28 at 100.00	AA-	4,645,725
10,230	5.000%, 9/01/48	9/28 at 100.00	AA-	12,077,538
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.250%, 10/15/57	4/27 at 100.00	AA-	5,816,350
3,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB+	3,605,363
4,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (AMT)	6/20 at 100.00	BBB+	4,609,942
1,365	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%, 11/15/38	5/27 at 100.00	AA-	1,624,323
3,905	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39	5/24 at 100.00	AA-	4,422,022
19,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	23,257,650
1,560	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	1,596,239
236,695	Total Transportation			252,710,268
	U.S. Guaranteed – 2.4% (6)
1,000	Albany Capital Resource Corporation, New York, St Peter's Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	1,024,340
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	Aa3	1,721,010
750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	AA	787,275
350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	351,435
2,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	A-	2,609,975
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32 (Pre-refunded 2/15/25)	2/25 at 100.00	N/R	6,070
	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	AA	554,429
950	5.500%, 4/01/34 (Pre-refunded 10/01/20)	10/20 at 100.00	AA	966,435
1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,219,104

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$530	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2	$548,863
1,165	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31 (Pre-refunded 11/15/22)	11/22 at 100.00	N/R	1,301,759
4,845	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	A+	4,957,695
3,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/31 (Pre-refunded 5/15/23)	5/23 at 100.00	A+	4,017,165
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32 (Pre-refunded 5/15/23)	5/23 at 100.00	A+	1,141,240
5,850	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R	6,220,480
290	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	304,758
26,000	Total U.S. Guaranteed			27,732,033
	Utilities – 6.3%
420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	432,218
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	2,350,000
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	1,933,480
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	1,899,760
2,980	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	3,398,124
2,910	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A	3,457,254
5,500	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	Aa1	6,417,950
2,430	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42 (AMT), 144A	7/23 at 100.00	B1	2,423,245
3,260	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	6/20 at 100.00	N/R	3,286,438
10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/36	12/25 at 100.00	AAA	12,070,900
1,795	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	2,038,169
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017:
15,500	5.000%, 12/15/38	12/27 at 100.00	AAA	19,330,980
3,000	5.000%, 12/15/39	12/27 at 100.00	AAA	3,736,290
7,000	5.000%, 12/15/40	12/27 at 100.00	AAA	8,704,220
61,145	Total Utilities			71,479,028

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 8.0%
$10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	$11,136,600
4,465	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46	6/26 at 100.00	AA+	5,289,373
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	5,988,400
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	3,622,230
10,905	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	13,490,903
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution:
500	5.000%, 6/15/30	6/24 at 100.00	AAA	584,065
6,675	5.000%, 6/15/34	6/25 at 100.00	AAA	7,951,660
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
1,710	5.000%, 6/15/38	6/27 at 100.00	AAA	2,090,646
6,810	5.000%, 6/15/41	6/26 at 100.00	AAA	8,205,778
2,000	5.000%, 6/15/42	6/27 at 100.00	AAA	2,425,200
1,000	5.000%, 6/15/43	6/28 at 100.00	AAA	1,238,400
2,000	5.000%, 6/15/46	6/27 at 100.00	AAA	2,411,020
8,800	5.000%, 6/15/47	6/27 at 100.00	AAA	10,603,736
3,065	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2017C, 5.000%, 8/15/47	8/27 at 100.00	AAA	3,706,443
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
1,200	6.000%, 7/01/38	6/20 at 100.00	CC	1,218,000
900	6.000%, 7/01/44	6/20 at 100.00	CC	913,500
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,000	4.250%, 7/01/25	7/22 at 100.00	CC	985,000
505	5.500%, 7/01/28	7/22 at 100.00	CC	523,938
1,875	5.750%, 7/01/37	7/22 at 100.00	CC	1,903,125
4,000	5.250%, 7/01/42	7/22 at 100.00	CC	3,960,000
1,530	6.000%, 7/01/47	7/22 at 100.00	CC	1,556,775

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2015A:
$675	5.000%, 4/01/40	4/25 at 100.00	AA-	$768,926
1,050	5.000%, 4/01/45	4/25 at 100.00	AA-	1,187,949
78,665	Total Water and Sewer			91,761,667
$1,085,668	Total Long-Term Investments (cost $1,070,974,542)			1,125,185,572

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MUNICIPAL BONDS – 0.3%
	Tax Obligation/General – 0.3%
$3,000	Nassau County, New York, General Obligation Bonds, Variable Rate Demand Obligations, Bond Anticipation Note Series 2019A, 5.000%, 6/01/20	No Opt. Call	SP-1+	$3,000,000
$3,000	Total Short-Term Investments (cost $3,000,000)			3,000,000
	Total Investments (cost $1,073,974,542) – 98.9%			1,128,185,572
	Other Assets Less Liabilities – 1.1%			12,765,189
	Net Assets – 100%			$1,140,950,761
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    May 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,125,185,572	$ —	$1,125,185,572
Short-Term Investments:
Municipal Bonds	—	3,000,000	—	3,000,000
Total	$ —	$1,128,185,572	$ —	$1,128,185,572

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax